UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2017
Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
	United States Treasury Bill	1.038%	12/14/17	840,072	839,758
	United States Treasury Bill	1.048%–1.116%	12/21/17	1,155,925	1,155,254
	United States Treasury Bill	1.043%–1.171%	12/28/17	1,333,859	1,332,790
	United States Treasury Bill	1.053%	1/4/18	586,251	585,670
	United States Treasury Bill	1.088%	1/11/18	1,201,000	1,199,516
	United States Treasury Bill	1.093%	1/18/18	905,000	903,685
	United States Treasury Bill	1.108%	1/25/18	918,000	916,450
	United States Treasury Bill	1.133%–1.148%	2/1/18	1,901,971	1,898,269
	United States Treasury Bill	1.189%–1.214%	2/8/18	1,914,554	1,910,204
	United States Treasury Bill	1.244%	2/15/18	2,000,000	1,994,764
	United States Treasury Bill	1.289%	2/22/18	1,011,895	1,008,897
	United States Treasury Bill	1.268%	5/3/18	500,000	497,322
	United States Treasury Bill	1.445%	5/31/18	570,000	565,888
2	United States Treasury Floating Rate Note	1.561%	1/31/18	135,000	135,007
2	United States Treasury Floating Rate Note	1.459%	10/31/18	899,825	899,833
Total U.S. Government and Agency Obligations (Cost $15,843,307)					15,843,307
Total Investments (100.0%) (Cost $15,843,307)					15,843,307
					Amount
					($000)
Other Assets and Liabilities-Net (0.0%)					3,166
Net Assets (100%)					15,846,473

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund

Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (6.8%)
	Walt Disney Co.	54,469	5,710
	General Motors Co.	112,886	4,864
	McDonald's Corp.	26,494	4,556
	Ford Motor Co.	336,723	4,216
	NIKE Inc. Class B	48,648	2,939
	Target Corp.	47,039	2,818
	Delphi Automotive plc	22,973	2,405
	Carnival Corp.	35,118	2,305
	Lowe's Cos. Inc.	26,177	2,182
	VF Corp.	28,147	2,054
	Twenty-First Century Fox Inc. Class A	47,059	1,503
	DR Horton Inc.	29,359	1,497
	Genuine Parts Co.	12,661	1,177
	Lennar Corp. Class A	17,223	1,081
	Whirlpool Corp.	6,275	1,058
	BorgWarner Inc.	17,059	950
	Royal Caribbean Cruises Ltd.	7,250	898
	PVH Corp.	6,658	896
	Viacom Inc. Class B	30,329	859
	Best Buy Co. Inc.	13,688	816
	PulteGroup Inc.	23,867	815
*	Mohawk Industries Inc.	2,880	814
	Goodyear Tire & Rubber Co.	21,649	701
	News Corp. Class A	43,334	700
	Kohl's Corp.	14,496	695
	L Brands Inc.	11,360	637
	Macy's Inc.	26,158	623
	Twenty-First Century Fox Inc.	19,734	615
	Gap Inc.	18,862	609
*	CarMax Inc.	8,667	597
	MGM Resorts International	16,450	561
	Newell Brands Inc.	16,416	508
*	Tapestry Inc.	12,134	506
	H&R Block Inc.	17,956	470
	Nordstrom Inc.	9,996	454
	Ralph Lauren Corp. Class A	4,757	453
*	DISH Network Corp. Class A	8,410	426
	Tiffany & Co.	4,299	406
	Omnicom Group Inc.	5,551	397
	Wyndham Worldwide Corp.	2,913	327
	Tractor Supply Co.	4,681	319
	Hanesbrands Inc.	15,028	314
	Interpublic Group of Cos. Inc.	15,201	301
*	Chipotle Mexican Grill Inc. Class A	970	295
	Hilton Worldwide Holdings Inc.	3,686	286
	Signet Jewelers Ltd.	5,192	272
*	Norwegian Cruise Line Holdings Ltd.	4,745	257
	Mattel Inc.	12,661	231
	Leggett & Platt Inc.	4,545	219

Foot Locker Inc.	4,154	178
* TripAdvisor Inc.	3,908	135
Lennar Corp. Class B	347	18
News Corp. Class B	292	5
		58,928
Consumer Staples (10.9%)
Wal-Mart Stores Inc.	125,963	12,247
Procter & Gamble Co.	111,900	10,070
Coca-Cola Co.	161,863	7,409
Costco Wholesale Corp.	37,750	6,962
CVS Health Corp.	87,489	6,702
PepsiCo Inc.	54,092	6,303
Philip Morris International Inc.	60,143	6,180
Mondelez International Inc. Class A	129,748	5,571
Walgreens Boots Alliance Inc.	74,726	5,437
Kraft Heinz Co.	51,363	4,179
Colgate-Palmolive Co.	33,370	2,418
Tyson Foods Inc. Class A	24,910	2,049
Kroger Co.	77,288	1,999
Archer-Daniels-Midland Co.	48,444	1,932
Kimberly-Clark Corp.	14,608	1,750
Conagra Brands Inc.	35,823	1,337
General Mills Inc.	22,329	1,263
Molson Coors Brewing Co. Class B	15,918	1,243
JM Smucker Co.	9,793	1,143
Sysco Corp.	19,626	1,133
Estee Lauder Cos. Inc. Class A	8,085	1,009
* Monster Beverage Corp.	14,266	894
Hormel Foods Corp.	23,179	845
Clorox Co.	4,995	696
Kellogg Co.	9,829	650
Dr Pepper Snapple Group Inc.	6,244	563
Coty Inc. Class A	23,496	405
Brown-Forman Corp. Class B	6,727	402
McCormick & Co. Inc.	3,678	376
Church & Dwight Co. Inc.	7,502	353
Campbell Soup Co.	6,499	320
		93,840
Energy (10.7%)
Exxon Mobil Corp.	364,644	30,371
Chevron Corp.	163,080	19,405
ConocoPhillips	104,758	5,330
Schlumberger Ltd.	65,785	4,135
Phillips 66	36,983	3,608
Valero Energy Corp.	38,016	3,255
Kinder Morgan Inc.	165,278	2,848
Marathon Petroleum Corp.	43,580	2,729
Occidental Petroleum Corp.	37,524	2,645
EOG Resources Inc.	23,874	2,443
Halliburton Co.	31,341	1,309
Andeavor	12,412	1,309
Anadarko Petroleum Corp.	24,153	1,161
Williams Cos. Inc.	39,092	1,136
National Oilwell Varco Inc.	32,772	1,099
Marathon Oil Corp.	73,084	1,085
TechnipFMC plc	37,762	1,081

Hess Corp.	23,235	1,066
* Concho Resources Inc.	5,882	823
Devon Energy Corp.	20,341	784
Noble Energy Inc.	24,265	638
Baker Hughes a GE Co.	20,979	624
Cabot Oil & Gas Corp.	20,680	599
Helmerich & Payne Inc.	9,328	546
ONEOK Inc.	9,789	508
Apache Corp.	11,793	493
EQT Corp.	8,248	492
Cimarex Energy Co.	3,626	421
Range Resources Corp.	12,026	217
* Newfield Exploration Co.	5,648	175
* Chesapeake Energy Corp.	41,347	168
		92,503
Financials (28.1%)
* Berkshire Hathaway Inc. Class B	165,564	31,955
JPMorgan Chase & Co.	302,819	31,651
Bank of America Corp.	844,408	23,787
Wells Fargo & Co.	384,463	21,711
Citigroup Inc.	234,463	17,702
Goldman Sachs Group Inc.	30,967	7,669
Morgan Stanley	121,724	6,282
Chubb Ltd.	40,046	6,091
PNC Financial Services Group Inc.	41,241	5,797
MetLife Inc.	91,471	4,910
Bank of New York Mellon Corp.	88,932	4,868
American International Group Inc.	77,740	4,661
Prudential Financial Inc.	36,748	4,257
Capital One Financial Corp.	41,645	3,831
BB&T Corp.	69,563	3,438
US Bancorp	60,175	3,319
Travelers Cos. Inc.	23,749	3,220
American Express Co.	32,838	3,209
Allstate Corp.	31,099	3,193
State Street Corp.	32,195	3,070
Aflac Inc.	34,017	2,981
BlackRock Inc.	5,442	2,727
Progressive Corp.	50,089	2,664
SunTrust Banks Inc.	41,341	2,548
Synchrony Financial	64,382	2,311
M&T Bank Corp.	13,085	2,211
Fifth Third Bancorp	63,467	1,936
Willis Towers Watson plc	11,565	1,860
Hartford Financial Services Group Inc.	31,377	1,802
Regions Financial Corp.	102,968	1,708
Principal Financial Group Inc.	23,150	1,639
CME Group Inc.	10,835	1,620
Lincoln National Corp.	19,088	1,461
Huntington Bancshares Inc.	93,721	1,350
Invesco Ltd.	35,069	1,268
Franklin Resources Inc.	28,292	1,226
Loews Corp.	23,732	1,193
Unum Group	19,405	1,099
Ameriprise Financial Inc.	6,704	1,094
Citizens Financial Group Inc.	26,691	1,086
Affiliated Managers Group Inc.	4,812	956

KeyCorp	47,691	905
Zions Bancorporation	17,384	861
XL Group Ltd.	22,179	861
Torchmark Corp.	9,302	826
Everest Re Group Ltd.	3,532	776
T. Rowe Price Group Inc.	7,234	745
Leucadia National Corp.	27,227	716
Northern Trust Corp.	6,649	650
Comerica Inc.	6,801	567
People's United Financial Inc.	29,576	563
* Brighthouse Financial Inc.	8,230	484
Assurant Inc.	4,630	467
Raymond James Financial Inc.	4,961	438
Nasdaq Inc.	5,415	429
Cincinnati Financial Corp.	5,640	421
CBOE Holdings Inc.	3,392	419
Navient Corp.	23,545	297
		241,786
Health Care (12.1%)
Johnson & Johnson	90,079	12,551
Medtronic plc	116,583	9,575
Abbott Laboratories	149,546	8,430
Pfizer Inc.	225,974	8,194
Anthem Inc.	22,601	5,310
Allergan plc	28,774	5,002
Amgen Inc.	28,262	4,964
Merck & Co. Inc.	89,451	4,944
Cigna Corp.	21,673	4,589
Bristol-Myers Squibb Co.	63,519	4,014
Eli Lilly & Co.	46,697	3,952
* Express Scripts Holding Co.	49,717	3,241
Baxter International Inc.	43,155	2,828
McKesson Corp.	18,099	2,674
Thermo Fisher Scientific Inc.	13,436	2,590
Danaher Corp.	24,736	2,334
* Mylan NV	46,189	1,687
Cardinal Health Inc.	27,261	1,614
* Centene Corp.	14,830	1,514
* Vertex Pharmaceuticals Inc.	9,322	1,345
Dentsply Sirona Inc.	19,733	1,322
AmerisourceBergen Corp. Class A	13,942	1,183
* HCA Healthcare Inc.	12,176	1,035
Perrigo Co. plc	11,404	994
* Henry Schein Inc.	13,642	975
* Illumina Inc.	3,892	895
* DaVita Inc.	13,153	803
Zimmer Biomet Holdings Inc.	6,259	733
PerkinElmer Inc.	9,477	698
Agilent Technologies Inc.	9,705	672
* Laboratory Corp. of America Holdings	4,043	640
* Waters Corp.	2,334	460
Universal Health Services Inc. Class B	4,175	452
Quest Diagnostics Inc.	4,452	438
* Hologic Inc.	9,638	402
ResMed Inc.	4,153	355
Cooper Cos. Inc.	1,176	284
Patterson Cos. Inc.	7,074	259

* Envision Healthcare Corp.	6,123	195
		104,147
Industrials (8.6%)
United Technologies Corp.	63,930	7,764
General Electric Co.	394,930	7,223
Boeing Co.	15,778	4,367
Honeywell International Inc.	26,900	4,195
3M Co.	16,434	3,996
Caterpillar Inc.	24,419	3,447
Norfolk Southern Corp.	24,813	3,440
Delta Air Lines Inc.	57,334	3,034
Johnson Controls International plc	80,270	3,021
Eaton Corp. plc	38,292	2,978
Union Pacific Corp.	21,360	2,702
Deere & Co.	14,048	2,105
Emerson Electric Co.	29,767	1,930
American Airlines Group Inc.	37,330	1,885
CSX Corp.	29,055	1,620
Raytheon Co.	8,236	1,574
AMETEK Inc.	19,844	1,442
Dover Corp.	13,417	1,311
Textron Inc.	22,818	1,271
Stanley Black & Decker Inc.	6,848	1,162
Roper Technologies Inc.	3,956	1,057
PACCAR Inc.	14,502	1,020
Kansas City Southern	9,065	1,017
Pentair plc	14,200	1,011
* IHS Markit Ltd.	22,558	1,007
Arconic Inc.	36,337	894
L3 Technologies Inc.	3,712	737
Parker-Hannifin Corp.	3,661	686
Rockwell Collins Inc.	5,170	684
Jacobs Engineering Group Inc.	10,346	679
Robert Half International Inc.	10,851	619
Fluor Corp.	12,081	585
CH Robinson Worldwide Inc.	6,026	522
* Stericycle Inc.	7,329	486
Flowserve Corp.	11,222	478
Nielsen Holdings plc	12,981	477
Masco Corp.	10,399	446
Snap-on Inc.	2,324	394
Expeditors International of Washington Inc.	5,744	372
Alaska Air Group Inc.	3,820	264
Fortune Brands Home & Security Inc.	3,837	263
Allegion plc	2,937	247
		74,412
Information Technology (7.0%)
Cisco Systems Inc.	430,327	16,051
Intel Corp.	210,291	9,429
Oracle Corp.	109,170	5,356
International Business Machines Corp.	32,077	4,939
* Micron Technology Inc.	95,885	4,065
HP Inc.	143,796	3,084
Western Digital Corp.	25,386	2,002
Hewlett Packard Enterprise Co.	141,457	1,973
* eBay Inc.	52,290	1,813

TE Connectivity Ltd.	15,231	1,438
DXC Technology Co.	11,503	1,106
Cognizant Technology Solutions Corp. Class A	15,235	1,101
Seagate Technology plc	24,749	954
CA Inc.	27,167	898
* Qorvo Inc.	10,943	838
Symantec Corp.	26,949	781
* Autodesk Inc.	6,408	703
Xerox Corp.	18,335	544
Xilinx Inc.	7,474	520
NetApp Inc.	8,805	498
* ANSYS Inc.	2,768	410
Juniper Networks Inc.	14,374	399
Alliance Data Systems Corp.	1,658	397
* Cadence Design Systems Inc.	6,739	296
Western Union Co.	13,950	275
CSRA Inc.	7,302	211
FLIR Systems Inc.	3,536	165
		60,246
Materials (4.1%)
DowDuPont Inc.	200,809	14,450
LyondellBasell Industries NV Class A	27,942	2,926
International Paper Co.	35,559	2,013
Praxair Inc.	10,846	1,669
Monsanto Co.	12,466	1,475
Ecolab Inc.	10,077	1,370
WestRock Co.	21,891	1,366
Air Products & Chemicals Inc.	8,059	1,314
PPG Industries Inc.	10,365	1,211
Ball Corp.	30,247	1,207
Eastman Chemical Co.	12,457	1,151
Sherwin-Williams Co.	2,192	876
CF Industries Holdings Inc.	20,056	751
Mosaic Co.	30,183	733
Nucor Corp.	11,262	648
* Freeport-McMoRan Inc.	45,122	628
International Flavors & Fragrances Inc.	2,849	443
Avery Dennison Corp.	3,568	407
FMC Corp.	3,916	370
Sealed Air Corp.	7,271	349
		35,357
Real Estate (1.7%)
Weyerhaeuser Co.	64,835	2,294
Simon Property Group Inc.	9,106	1,473
Crown Castle International Corp.	12,226	1,381
HCP Inc.	40,323	1,066
Public Storage	4,504	960
SL Green Realty Corp.	8,510	870
Ventas Inc.	13,168	843
Equity Residential	10,423	696
Essex Property Trust Inc.	2,667	659
* CBRE Group Inc. Class A	14,483	628
Macerich Co.	9,400	609
Boston Properties Inc.	4,666	585
Vornado Realty Trust	7,413	575
Realty Income Corp.	9,018	499

*	SBA Communications Corp. Class A			2,380	404
	Iron Mountain Inc.			9,765	399
	Mid-America Apartment Communities Inc.			3,806	390
	Regency Centers Corp.			4,703	319
	Federal Realty Investment Trust			2,296	304
					14,954
Telecommunication Services (3.4%)
	AT&T Inc.			528,421	19,224
	Verizon Communications Inc.			165,012	8,397
	CenturyLink Inc.			83,543	1,219
					28,840
Utilities (6.1%)
	Duke Energy Corp.			60,208	5,369
	Southern Co.			86,019	4,404
	Exelon Corp.			82,630	3,447
	American Electric Power Co. Inc.			42,333	3,286
	NextEra Energy Inc.			20,548	3,247
	Sempra Energy			21,613	2,615
	Dominion Energy Inc.			29,319	2,467
	PG&E Corp.			44,154	2,395
	Consolidated Edison Inc.			26,672	2,375
	Public Service Enterprise Group Inc.			43,553	2,311
	Edison International			28,050	2,280
	Xcel Energy Inc.			43,726	2,257
	PPL Corp.			58,821	2,157
	DTE Energy Co.			15,454	1,786
	Eversource Energy			27,295	1,770
	Entergy Corp.			15,436	1,335
	Ameren Corp.			20,862	1,334
	FirstEnergy Corp.			38,202	1,304
	CMS Energy Corp.			24,248	1,210
	WEC Energy Group Inc.			13,025	905
	Pinnacle West Capital Corp.			9,598	881
	NiSource Inc.			28,020	771
	NRG Energy Inc.			25,851	715
	AES Corp.			56,774	601
	SCANA Corp.			12,275	530
	Alliant Energy Corp.			10,518	474
	CenterPoint Energy Inc.			15,548	467
					52,693
Total Common Stocks (Cost $740,734)					857,706
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund	1.309%		17,427	1,743

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.084%	2/1/18	100	100
3	United States Treasury Bill	1.169%	3/22/18	100	99
					199
Total Temporary Cash Investments (Cost $1,942)					1,942

Total Investments (99.7%) (Cost $742,676)	859,648
Other Assets and Liabilities-Net (0.3%)	2,357
Net Assets (100%)	862,005

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	27	3,575	218

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

S&P 500 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	857,706	—	—
Temporary Cash Investments	1,743	199	—
Futures Contracts—Assets[1]	31	—	—
Total	859,480	199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $742,676,000. Net unrealized appreciation of investment securities for tax purposes was $116,972,000, consisting of unrealized gains of $138,754,000 on securities that had risen in value since their purchase and $21,782,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (16.1%)
*	Amazon.com Inc.	57,979	68,227
	Home Depot Inc.	171,424	30,825
	Comcast Corp. Class A	684,043	25,679
	Walt Disney Co.	132,435	13,882
	McDonald's Corp.	73,022	12,558
*	Priceline Group Inc.	7,134	12,411
	Starbucks Corp.	209,942	12,139
*	Netflix Inc.	62,782	11,777
	Time Warner Inc.	113,115	10,351
*	Charter Communications Inc. Class A	29,251	9,542
	TJX Cos. Inc.	92,525	6,990
	NIKE Inc. Class B	108,906	6,580
	Lowe's Cos. Inc.	78,569	6,550
	Marriott International Inc. Class A	45,480	5,776
	Ross Stores Inc.	56,588	4,302
	Yum! Brands Inc.	50,122	4,184
*	Dollar Tree Inc.	34,437	3,539
	Dollar General Corp.	37,877	3,336
*	O'Reilly Automotive Inc.	12,800	3,023
	CBS Corp. Class B	52,828	2,961
*	AutoZone Inc.	4,099	2,815
	Twenty-First Century Fox Inc. Class A	73,536	2,349
	Expedia Inc.	17,751	2,174
*	Ulta Beauty Inc.	8,480	1,880
	Wynn Resorts Ltd.	11,643	1,840
	Hilton Worldwide Holdings Inc.	23,487	1,822
*	LKQ Corp.	44,867	1,769
	Omnicom Group Inc.	24,182	1,728
	MGM Resorts International	47,454	1,619
	Royal Caribbean Cruises Ltd.	12,744	1,579
	Hasbro Inc.	16,521	1,537
	Darden Restaurants Inc.	18,215	1,536
	Newell Brands Inc.	43,376	1,343
*	Michael Kors Holdings Ltd.	22,005	1,286
	Harley-Davidson Inc.	24,758	1,243
*	Mohawk Industries Inc.	4,341	1,227
	Scripps Networks Interactive Inc. Class A	13,926	1,140
	Wyndham Worldwide Corp.	10,104	1,136
	Advance Auto Parts Inc.	10,723	1,083
	Garmin Ltd.	16,105	1,000
*	Norwegian Cruise Line Holdings Ltd.	17,839	966
	L Brands Inc.	17,013	954
*	DISH Network Corp. Class A	18,824	953
	Twenty-First Century Fox Inc.	30,592	953
	Best Buy Co. Inc.	15,392	917
*	Tapestry Inc.	20,526	856
*	CarMax Inc.	11,962	824
	Tractor Supply Co.	10,471	715
	Tiffany & Co.	7,556	714

	Interpublic Group of Cos. Inc.	31,495	623
*	Chipotle Mexican Grill Inc. Class A	2,008	611
	Hanesbrands Inc.	27,639	577
	Leggett & Platt Inc.	11,559	558
*	Discovery Communications Inc.	29,481	533
	Mattel Inc.	28,399	518
	Foot Locker Inc.	10,985	471
*	Discovery Communications Inc. Class A	22,313	424
*,^ Under Armour Inc. Class A		26,831	357
*	Under Armour Inc.	27,039	323
*	TripAdvisor Inc.	9,118	316
	Entercom Communications Corp. Class A	643	7
			299,908
Consumer Staples (5.9%)
	Altria Group Inc.	278,994	18,924
	Procter & Gamble Co.	181,710	16,352
	PepsiCo Inc.	116,349	13,557
	Coca-Cola Co.	284,763	13,034
	Philip Morris International Inc.	124,231	12,765
	Constellation Brands Inc. Class A	24,997	5,439
	Colgate-Palmolive Co.	71,766	5,199
	Kimberly-Clark Corp.	26,715	3,199
	General Mills Inc.	46,162	2,611
	Estee Lauder Cos. Inc. Class A	18,862	2,355
	Hershey Co.	20,551	2,280
*	Monster Beverage Corp.	36,188	2,268
	Sysco Corp.	37,430	2,161
	Clorox Co.	10,319	1,437
	Dr Pepper Snapple Group Inc.	15,816	1,426
	Kellogg Co.	19,470	1,288
	McCormick & Co. Inc.	11,082	1,132
	Church & Dwight Co. Inc.	23,551	1,109
	Brown-Forman Corp. Class B	17,048	1,020
	Campbell Soup Co.	17,205	848
	Coty Inc. Class A	29,002	500
			108,904
Energy (2.0%)
	Schlumberger Ltd.	90,919	5,714
	EOG Resources Inc.	43,660	4,467
	Pioneer Natural Resources Co.	24,742	3,861
	Occidental Petroleum Corp.	47,793	3,369
	Halliburton Co.	73,191	3,058
	ONEOK Inc.	38,707	2,009
	Anadarko Petroleum Corp.	40,755	1,960
*	Concho Resources Inc.	11,673	1,633
	Devon Energy Corp.	42,089	1,622
	Williams Cos. Inc.	54,170	1,574
	Apache Corp.	35,441	1,482
	EQT Corp.	20,929	1,247
	Cabot Oil & Gas Corp.	32,215	933
	Cimarex Energy Co.	7,769	902
	Baker Hughes a GE Co.	26,729	795
	Noble Energy Inc.	29,655	780
*	Newfield Exploration Co.	19,376	599
*	Chesapeake Energy Corp.	61,922	252

Range Resources Corp.	12,450	224
		36,481
Financials (4.2%)
Charles Schwab Corp.	173,257	8,453
US Bancorp	129,266	7,129
Marsh & McLennan Cos. Inc.	74,517	6,254
S&P Global Inc.	37,363	6,183
Intercontinental Exchange Inc.	85,555	6,113
Aon plc	36,977	5,185
American Express Co.	51,150	4,998
CME Group Inc.	31,131	4,655
BlackRock Inc.	8,818	4,419
Discover Financial Services	54,099	3,819
Moody's Corp.	24,179	3,671
T. Rowe Price Group Inc.	22,764	2,343
Northern Trust Corp.	20,046	1,960
* E*TRADE Financial Corp.	39,958	1,924
Arthur J Gallagher & Co.	26,165	1,722
Ameriprise Financial Inc.	10,437	1,704
KeyCorp	77,984	1,480
CBOE Holdings Inc.	10,644	1,314
Comerica Inc.	14,123	1,177
Citizens Financial Group Inc.	28,053	1,142
Cincinnati Financial Corp.	12,147	908
Raymond James Financial Inc.	10,235	904
Nasdaq Inc.	7,785	616
		78,073
Health Care (15.5%)
Johnson & Johnson	238,081	33,172
UnitedHealth Group Inc.	140,584	32,077
AbbVie Inc.	231,808	22,467
Pfizer Inc.	485,975	17,621
Gilead Sciences Inc.	189,903	14,201
Merck & Co. Inc.	246,595	13,629
* Celgene Corp.	113,767	11,471
Amgen Inc.	58,360	10,252
* Biogen Inc.	30,745	9,905
Aetna Inc.	48,220	8,688
Bristol-Myers Squibb Co.	131,154	8,288
Becton Dickinson and Co.	33,092	7,552
Stryker Corp.	46,777	7,297
Thermo Fisher Scientific Inc.	35,493	6,842
* Intuitive Surgical Inc.	16,264	6,502
Humana Inc.	21,015	5,482
Eli Lilly & Co.	62,001	5,248
* Boston Scientific Corp.	199,530	5,244
Zoetis Inc.	71,370	5,159
Danaher Corp.	47,114	4,446
* Regeneron Pharmaceuticals Inc.	11,167	4,041
* Edwards Lifesciences Corp.	30,703	3,598
* Alexion Pharmaceuticals Inc.	32,463	3,565
CR Bard Inc.	10,570	3,551
* Illumina Inc.	14,671	3,375
* Cerner Corp.	45,798	3,237
* Vertex Pharmaceuticals Inc.	20,897	3,015
* Align Technology Inc.	10,488	2,736

* Incyte Corp.	24,804	2,455
* Mettler-Toledo International Inc.	3,733	2,349
* IQVIA Holdings Inc.	22,043	2,249
Zimmer Biomet Holdings Inc.	18,802	2,202
Agilent Technologies Inc.	30,389	2,104
* IDEXX Laboratories Inc.	12,690	1,985
* HCA Healthcare Inc.	21,413	1,820
* Waters Corp.	7,684	1,515
* Varian Medical Systems Inc.	13,327	1,489
* Laboratory Corp. of America Holdings	7,981	1,263
Cooper Cos. Inc.	5,113	1,233
Quest Diagnostics Inc.	12,385	1,219
ResMed Inc.	13,645	1,165
* Hologic Inc.	24,442	1,020
Universal Health Services Inc. Class B	5,865	635
* Envision Healthcare Corp.	7,191	230
		287,594
Industrials (11.1%)
Boeing Co.	54,132	14,984
3M Co.	59,011	14,348
United Parcel Service Inc. Class B	100,158	12,164
Lockheed Martin Corp.	36,439	11,628
General Electric Co.	591,709	10,822
Honeywell International Inc.	65,406	10,201
Union Pacific Corp.	80,314	10,160
General Dynamics Corp.	40,496	8,389
FedEx Corp.	35,880	8,305
Northrop Grumman Corp.	25,325	7,785
Illinois Tool Works Inc.	45,035	7,622
Caterpillar Inc.	44,684	6,307
Raytheon Co.	28,279	5,406
Southwest Airlines Co.	80,074	4,858
Waste Management Inc.	58,862	4,841
CSX Corp.	83,671	4,665
Cummins Inc.	22,910	3,835
Rockwell Automation Inc.	18,692	3,609
Deere & Co.	22,786	3,415
Fortive Corp.	44,336	3,310
Ingersoll-Rand plc	36,873	3,231
Emerson Electric Co.	42,795	2,774
Parker-Hannifin Corp.	13,139	2,463
* United Continental Holdings Inc.	37,595	2,381
Fastenal Co.	41,973	2,199
Roper Technologies Inc.	8,166	2,182
* Verisk Analytics Inc. Class A	22,581	2,177
Republic Services Inc. Class A	33,304	2,163
Equifax Inc.	17,500	1,997
TransDigm Group Inc.	7,022	1,993
Rockwell Collins Inc.	14,881	1,969
* United Rentals Inc.	12,274	1,957
Cintas Corp.	12,393	1,951
PACCAR Inc.	26,579	1,869
Stanley Black & Decker Inc.	10,691	1,814
Xylem Inc.	26,080	1,808
WW Grainger Inc.	7,638	1,690
JB Hunt Transport Services Inc.	12,387	1,377
AO Smith Corp.	21,380	1,356

Masco Corp.	28,690	1,231
Fortune Brands Home & Security Inc.	15,826	1,083
Expeditors International of Washington Inc.	16,570	1,073
Acuity Brands Inc.	6,129	1,051
L3 Technologies Inc.	5,106	1,014
Nielsen Holdings plc	26,836	985
CH Robinson Worldwide Inc.	10,199	884
* Quanta Services Inc.	21,965	833
Alaska Air Group Inc.	11,503	796
Snap-on Inc.	4,458	755
Allegion plc	8,853	745
* IHS Markit Ltd.	14,754	658
		207,113
Information Technology (37.2%)
Apple Inc.	751,087	129,074
Microsoft Corp.	1,120,015	94,272
* Facebook Inc. Class A	344,678	61,070
* Alphabet Inc. Class A	43,346	44,914
* Alphabet Inc. Class C	43,888	44,828
Visa Inc. Class A	266,021	29,951
Mastercard Inc. Class A	135,787	20,432
NVIDIA Corp.	87,246	17,511
Broadcom Ltd.	59,120	16,432
Intel Corp.	327,964	14,706
QUALCOMM Inc.	214,830	14,252
Texas Instruments Inc.	143,931	14,003
Accenture plc Class A	89,865	13,301
* Adobe Systems Inc.	71,741	13,019
Oracle Corp.	254,674	12,494
* PayPal Holdings Inc.	164,348	12,446
International Business Machines Corp.	71,838	11,061
* salesforce.com Inc.	99,270	10,356
Applied Materials Inc.	155,048	8,182
Automatic Data Processing Inc.	64,616	7,396
Activision Blizzard Inc.	109,763	6,849
Intuit Inc.	35,388	5,564
* Electronic Arts Inc.	44,888	4,774
Analog Devices Inc.	53,460	4,603
Fidelity National Information Services Inc.	48,334	4,559
Lam Research Corp.	23,627	4,544
Cognizant Technology Solutions Corp. Class A	60,117	4,345
Corning Inc.	131,189	4,249
* Fiserv Inc.	30,601	4,023
Amphenol Corp. Class A	44,395	4,022
* Red Hat Inc.	25,857	3,278
Paychex Inc.	46,520	3,131
Microchip Technology Inc.	33,817	2,942
Skyworks Solutions Inc.	26,762	2,803
Harris Corp.	17,410	2,516
TE Connectivity Ltd.	25,772	2,434
KLA-Tencor Corp.	22,811	2,332
* Autodesk Inc.	21,032	2,307
Global Payments Inc.	22,168	2,229
Motorola Solutions Inc.	23,608	2,222
DXC Technology Co.	21,954	2,111
* Synopsys Inc.	21,810	1,971
* eBay Inc.	56,452	1,957

*	Citrix Systems Inc.	20,892	1,831
	Total System Services Inc.	24,390	1,814
	Xilinx Inc.	23,556	1,637
*	Gartner Inc.	13,155	1,590
*	VeriSign Inc.	12,467	1,435
*	Akamai Technologies Inc.	25,101	1,400
	NetApp Inc.	24,586	1,389
*	Cadence Design Systems Inc.	29,271	1,285
*,^ Advanced Micro Devices Inc.		117,180	1,276
	Symantec Corp.	43,973	1,274
*	F5 Networks Inc.	9,219	1,237
*	ANSYS Inc.	7,689	1,139
	Alliance Data Systems Corp.	4,207	1,007
	Western Union Co.	43,763	862
	Juniper Networks Inc.	31,006	861
	FLIR Systems Inc.	13,976	651
	CSRA Inc.	11,385	329
			690,482
Materials (2.0%)
	Monsanto Co.	42,806	5,066
	Praxair Inc.	23,287	3,584
	Sherwin-Williams Co.	8,246	3,294
	Air Products & Chemicals Inc.	18,056	2,944
	Newmont Mining Corp.	77,568	2,869
	Ecolab Inc.	20,832	2,832
	Vulcan Materials Co.	19,223	2,415
	PPG Industries Inc.	19,738	2,306
	Albemarle Corp.	16,069	2,158
	Martin Marietta Materials Inc.	9,139	1,905
*	Freeport-McMoRan Inc.	119,425	1,662
	Packaging Corp. of America	13,708	1,626
	Nucor Corp.	27,410	1,576
	FMC Corp.	12,851	1,213
	International Flavors & Fragrances Inc.	6,662	1,036
	Avery Dennison Corp.	6,916	789
	Sealed Air Corp.	13,912	668
			37,943
Real Estate (3.8%)
	American Tower Corp.	62,411	8,983
	Equinix Inc.	11,330	5,263
	Prologis Inc.	77,336	5,122
	Simon Property Group Inc.	29,833	4,825
	Crown Castle International Corp.	38,403	4,340
	AvalonBay Communities Inc.	20,081	3,641
	Welltower Inc.	53,649	3,619
	Digital Realty Trust Inc.	29,761	3,473
	Public Storage	14,145	3,015
	Equity Residential	35,778	2,391
*	SBA Communications Corp. Class A	13,478	2,288
	GGP Inc.	90,866	2,135
	Host Hotels & Resorts Inc.	107,592	2,129
	Ventas Inc.	29,552	1,892
	Boston Properties Inc.	14,572	1,827
	Alexandria Real Estate Equities Inc.	13,619	1,730
	Extra Space Storage Inc.	18,332	1,565
	UDR Inc.	38,930	1,531

	Duke Realty Corp.			51,765	1,456
	Realty Income Corp.			24,691	1,365
	Essex Property Trust Inc.			5,092	1,258
	Kimco Realty Corp.			61,777	1,144
	Mid-America Apartment Communities Inc.			10,093	1,034
	Apartment Investment & Management Co.			22,803	1,005
	Vornado Realty Trust			12,499	970
	Regency Centers Corp.			13,541	918
	Iron Mountain Inc.			21,862	894
	Federal Realty Investment Trust			6,601	873
*	CBRE Group Inc. Class A			19,319	838
					71,524
Telecommunication Services (0.9%)
	Verizon Communications Inc.			314,406	16,000

Utilities (0.8%)
	NextEra Energy Inc.			33,362	5,273
	Dominion Energy Inc.			43,936	3,696
	American Water Works Co. Inc.			25,928	2,374
	WEC Energy Group Inc.			23,883	1,660
	CenterPoint Energy Inc.			36,302	1,089
	Alliant Energy Corp.			15,773	711
					14,803
Total Common Stocks (Cost $1,383,545)					1,848,825
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		1.309%		51,347	5,135

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	1.048%	1/2/18	1,000	999
4	United States Treasury Bill	1.084%	2/1/18	600	599
4	United States Treasury Bill	1.169%	3/22/18	100	100
					1,698
Total Temporary Cash Investments (Cost $6,833)					6,833
Total Investments (99.9%) (Cost $1,390,378)					1,855,658
Other Assets and Liabilities-Net (0.1%)3					2,325
Net Assets (100%)					1,857,983

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $424,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $457,000 of collateral received for securities on loan.

4 Securities with a value of $509,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	58	7,679	503

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,848,825	—	—
Temporary Cash Investments	5,135	1,698	—
Futures Contracts—Assets[1]	66	—	—
Total	1,854,026	1,698	—
1 Represents variation margin on the last day of the reporting period.

S&P 500 Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $1,390,378,000. Net unrealized appreciation of investment securities for tax purposes was $465,280,000, consisting of unrealized gains of $491,009,000 on securities that had risen in value since their purchase and $25,729,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (11.9%)
*	NVR Inc.	4,123	14,327
	Domino's Pizza Inc.	51,765	9,637
	Toll Brothers Inc.	179,924	9,056
	Thor Industries Inc.	57,917	8,893
	Polaris Industries Inc.	68,867	8,747
	Service Corp. International	221,710	8,192
*	Live Nation Entertainment Inc.	158,670	7,200
	Gentex Corp.	338,031	6,923
	Dunkin' Brands Group Inc.	106,807	6,376
	Six Flags Entertainment Corp.	94,250	6,166
	Carter's Inc.	56,724	6,144
	Pool Corp.	48,867	6,140
	Brunswick Corp.	104,932	5,808
	Dana Inc.	171,163	5,655
*	Skechers U.S.A. Inc. Class A	158,687	5,570
	CalAtlantic Group Inc.	89,997	5,043
^	Williams-Sonoma Inc.	94,616	4,841
	Cinemark Holdings Inc.	125,727	4,540
^	Cracker Barrel Old Country Store Inc.	28,490	4,454
	Texas Roadhouse Inc. Class A	77,478	3,957
*	AutoNation Inc.	70,330	3,894
	Bed Bath & Beyond Inc.	171,228	3,834
	Cable One Inc.	5,561	3,819
	Tupperware Brands Corp.	60,377	3,811
	Jack in the Box Inc.	34,822	3,604
	Churchill Downs Inc.	15,289	3,593
	ILG Inc.	125,527	3,526
	TEGNA Inc.	255,488	3,393
*	TRI Pointe Group Inc.	178,872	3,241
	Wendy's Co.	216,527	3,224
	American Eagle Outfitters Inc.	199,770	3,212
	Graham Holdings Co. Class B	5,487	3,199
	Meredith Corp.	46,870	3,194
*	AMC Networks Inc. Class A	61,782	3,184
*	Tempur Sealy International Inc.	54,396	3,150
*	Murphy USA Inc.	39,796	3,138
	John Wiley & Sons Inc. Class A	52,932	3,131
	Big Lots Inc.	52,396	3,097
	KB Home	98,505	3,089
*	Adtalem Global Education Inc.	73,635	3,052
*	Urban Outfitters Inc.	96,643	3,008
	Dick's Sporting Goods Inc.	100,564	2,963
*	Helen of Troy Ltd.	32,290	2,887
*	Buffalo Wild Wings Inc.	18,385	2,867
*	Deckers Outdoor Corp.	38,003	2,840
*	Michaels Cos. Inc.	131,000	2,830
	New York Times Co. Class A	149,030	2,802
	Aaron's Inc.	73,804	2,784
*	Sally Beauty Holdings Inc.	156,021	2,660

	Cheesecake Factory Inc.	51,916	2,546
*	Sotheby's	44,375	2,287
	Cooper Tire & Rubber Co.	61,807	2,271
	GameStop Corp. Class A	120,188	2,254
	Brinker International Inc.	55,001	2,020
	Office Depot Inc.	615,234	2,012
	Papa John's International Inc.	31,521	1,843
	HSN Inc.	37,819	1,537
^	Dillard's Inc. Class A	24,939	1,499
	International Speedway Corp. Class A	29,720	1,226
			250,190
Consumer Staples (3.7%)
	Ingredion Inc.	84,830	11,747
	Lamb Weston Holdings Inc.	173,003	9,406
*	Post Holdings Inc.	78,168	6,210
	Casey's General Stores Inc.	45,160	5,453
*	Hain Celestial Group Inc.	122,853	5,049
	Flowers Foods Inc.	218,169	4,359
	Sanderson Farms Inc.	23,692	4,020
	Nu Skin Enterprises Inc. Class A	58,942	4,003
*	Edgewell Personal Care Co.	67,520	3,915
	Snyder's-Lance Inc.	100,730	3,896
*	Sprouts Farmers Market Inc.	149,211	3,489
	Energizer Holdings Inc.	73,132	3,359
*	TreeHouse Foods Inc.	67,710	3,116
	Lancaster Colony Corp.	23,128	3,083
*	United Natural Foods Inc.	59,841	2,874
*	Boston Beer Co. Inc. Class A	10,550	1,897
	Dean Foods Co.	107,958	1,205
*	Avon Products Inc.	523,615	1,037
^	Tootsie Roll Industries Inc.	22,825	854
			78,972
Energy (4.0%)
	HollyFrontier Corp.	209,913	9,337
*	Energen Corp.	115,082	6,498
*	WPX Energy Inc.	471,269	5,971
	Patterson-UTI Energy Inc.	252,636	5,454
	Murphy Oil Corp.	192,181	5,372
^	Core Laboratories NV	52,212	5,260
*,^ Transocean Ltd.		462,833	4,693
	PBF Energy Inc. Class A	129,866	4,204
*	Southwestern Energy Co.	603,547	3,839
*	CNX Resources Corp.	245,201	3,421
*	Matador Resources Co.	113,979	3,260
*	QEP Resources Inc.	285,127	2,754
^	Ensco plc Class A	512,329	2,751
*	Callon Petroleum Co.	237,986	2,627
	SM Energy Co.	121,346	2,505
*	Gulfport Energy Corp.	194,936	2,495
	World Fuel Services Corp.	81,046	2,275
	Oceaneering International Inc.	116,287	2,272
*	Dril-Quip Inc.	44,755	2,146
	Nabors Industries Ltd.	338,645	2,045
*	Rowan Cos. plc Class A	134,326	1,944
*	Superior Energy Services Inc.	181,378	1,750

*,^ Diamond Offshore Drilling Inc.		76,421	1,226
			84,099
Financials (17.1%)
*	SVB Financial Group	62,437	14,213
	MSCI Inc. Class A	106,725	13,735
	Reinsurance Group of America Inc. Class A	76,361	12,374
	SEI Investments Co.	155,835	10,965
*	Alleghany Corp.	18,299	10,701
	East West Bancorp Inc.	171,245	10,538
	FactSet Research Systems Inc.	46,525	9,299
*	Signature Bank	65,152	8,944
	MarketAxess Holdings Inc.	44,576	8,704
	American Financial Group Inc.	81,281	8,539
	Janus Henderson Group plc	214,297	7,987
	WR Berkley Corp.	113,498	7,845
	New York Community Bancorp Inc.	580,906	7,749
	Eaton Vance Corp.	136,742	7,559
	PacWest Bancorp	153,434	7,313
	First American Financial Corp.	131,095	7,288
	Synovus Financial Corp.	144,070	7,150
	Brown & Brown Inc.	137,422	7,043
	Bank of the Ozarks	143,961	6,942
	Cullen/Frost Bankers Inc.	69,318	6,822
	Sterling Bancorp	265,740	6,736
	RenaissanceRe Holdings Ltd.	47,728	6,331
	Commerce Bancshares Inc.	111,710	6,325
	Webster Financial Corp.	109,384	6,275
	Old Republic International Corp.	290,510	6,092
	Pinnacle Financial Partners Inc.	87,406	6,000
	Prosperity Bancshares Inc.	82,590	5,785
	Umpqua Holdings Corp.	260,740	5,765
	Wintrust Financial Corp.	66,261	5,556
	Primerica Inc.	53,210	5,534
	FNB Corp.	382,848	5,433
	Hanover Insurance Group Inc.	50,238	5,406
	First Horizon National Corp.	277,816	5,387
*	Texas Capital Bancshares Inc.	58,846	5,317
	Hancock Holding Co.	100,595	5,166
	CNO Financial Group Inc.	200,204	5,047
	Chemical Financial Corp.	84,291	4,753
	United Bankshares Inc.	124,614	4,679
	MB Financial Inc.	99,461	4,630
*	SLM Corp.	397,609	4,600
	Associated Banc-Corp	179,730	4,583
	Stifel Financial Corp.	81,294	4,572
	Home BancShares Inc.	187,423	4,461
	Bank of Hawaii Corp.	50,920	4,322
	TCF Financial Corp.	203,708	4,137
	Legg Mason Inc.	103,328	4,129
	Kemper Corp.	57,826	3,990
	Fulton Financial Corp.	208,615	3,964
	UMB Financial Corp.	52,359	3,935
	Cathay General Bancorp	90,575	3,930
	Federated Investors Inc. Class B	113,616	3,813
	Valley National Bancorp	313,291	3,728
	Washington Federal Inc.	107,062	3,726
*	BancorpSouth Bank	100,870	3,354

Aspen Insurance Holdings Ltd.	71,043	2,913
Trustmark Corp.	81,365	2,762
International Bancshares Corp.	64,804	2,673
Mercury General Corp.	43,417	2,383
* Genworth Financial Inc. Class A	592,288	2,008
		361,910
Health Care (7.6%)
Teleflex Inc.	53,317	14,157
* WellCare Health Plans Inc.	52,747	11,235
* ABIOMED Inc.	49,613	9,667
STERIS plc	100,466	9,038
West Pharmaceutical Services Inc.	87,655	8,759
* United Therapeutics Corp.	51,541	6,700
Hill-Rom Holdings Inc.	77,962	6,592
* Bio-Rad Laboratories Inc. Class A	23,873	6,477
* Bioverativ Inc.	128,310	6,418
* Catalent Inc.	155,636	6,193
Bio-Techne Corp.	44,329	5,973
* Charles River Laboratories International Inc.	56,445	5,882
HealthSouth Corp.	117,118	5,850
* MEDNAX Inc.	111,016	5,527
* Masimo Corp.	56,642	5,032
* Medidata Solutions Inc.	69,233	4,614
* LivaNova plc	51,298	4,472
* Molina Healthcare Inc.	52,137	4,079
* Akorn Inc.	110,741	3,605
* NuVasive Inc.	60,205	3,473
* Globus Medical Inc.	85,552	3,252
* Acadia Healthcare Co. Inc.	96,863	3,083
* Allscripts Healthcare Solutions Inc.	213,336	3,051
* Prestige Brands Holdings Inc.	62,819	2,839
* Halyard Health Inc.	55,524	2,695
* INC Research Holdings Inc. Class A	66,659	2,553
* Mallinckrodt plc	115,162	2,513
* LifePoint Health Inc.	47,668	2,278
* Endo International plc	238,397	1,750
Owens & Minor Inc.	72,840	1,394
* Tenet Healthcare Corp.	95,762	1,350
		160,501
Industrials (15.7%)
Huntington Ingalls Industries Inc.	53,824	13,008
IDEX Corp.	90,411	12,257
Old Dominion Freight Line Inc.	81,055	10,476
* Copart Inc.	237,008	10,229
ManpowerGroup Inc.	79,129	10,200
Lennox International Inc.	44,924	9,422
Orbital ATK Inc.	68,259	9,006
Graco Inc.	66,262	8,719
Carlisle Cos. Inc.	74,814	8,601
* JetBlue Airways Corp.	390,330	8,380
Toro Co.	127,827	8,341
Hubbell Inc. Class B	64,726	8,142
Oshkosh Corp.	88,657	7,983
* Teledyne Technologies Inc.	41,928	7,809
Wabtec Corp.	101,191	7,782
Donaldson Co. Inc.	155,292	7,749

Nordson Corp.	60,121	7,717
* AECOM	185,913	6,972
Lincoln Electric Holdings Inc.	73,421	6,692
Curtiss-Wright Corp.	52,396	6,508
Knight-Swift Transportation Holdings Inc.	151,271	6,456
Trinity Industries Inc.	179,166	6,387
Watsco Inc.	35,941	6,020
* Genesee & Wyoming Inc. Class A	72,952	5,750
EMCOR Group Inc.	70,244	5,674
ITT Inc.	104,315	5,654
AGCO Corp.	78,139	5,531
Dun & Bradstreet Corp.	43,840	5,397
Rollins Inc.	113,498	5,261
Ryder System Inc.	62,790	5,179
Landstar System Inc.	49,753	5,134
Crane Co.	60,029	5,125
Woodward Inc.	65,376	5,057
Brink's Co.	59,747	4,830
MSC Industrial Direct Co. Inc. Class A	53,463	4,815
Valmont Industries Inc.	26,822	4,635
Kennametal Inc.	95,670	4,460
Terex Corp.	94,729	4,429
* Kirby Corp.	64,084	4,313
Deluxe Corp.	57,179	4,065
Regal Beloit Corp.	52,785	4,062
Timken Co.	81,207	4,052
* Dycom Industries Inc.	36,853	3,957
EnerSys	51,463	3,556
MSA Safety Inc.	40,279	3,464
* KLX Inc.	61,113	3,429
* Clean Harbors Inc.	61,642	3,320
* Avis Budget Group Inc.	86,224	3,285
Granite Construction Inc.	47,325	3,141
KBR Inc.	166,007	3,113
GATX Corp.	45,766	2,890
Herman Miller Inc.	70,815	2,532
Pitney Bowes Inc.	221,430	2,363
* Esterline Technologies Corp.	31,408	2,225
Werner Enterprises Inc.	53,306	2,036
HNI Corp.	52,400	1,834
* NOW Inc.	128,247	1,323
		330,747
Information Technology (17.7%)
* Take-Two Interactive Software Inc.	134,821	15,039
Cognex Corp.	102,521	14,206
* Trimble Inc.	299,796	12,588
Broadridge Financial Solutions Inc.	137,920	12,449
CDK Global Inc.	155,826	10,766
Leidos Holdings Inc.	168,280	10,698
Jack Henry & Associates Inc.	91,773	10,583
* IPG Photonics Corp.	44,607	10,214
* Keysight Technologies Inc.	219,695	9,557
Teradyne Inc.	234,233	9,479
* PTC Inc.	136,941	8,720
* Coherent Inc.	29,177	8,519
* Arrow Electronics Inc.	104,470	8,434
* Fortinet Inc.	178,860	7,523

*	Tyler Technologies Inc.	41,026	7,505
	LogMeIn Inc.	62,362	7,421
*	Microsemi Corp.	136,703	7,225
*	Ultimate Software Group Inc.	33,547	7,079
*	Zebra Technologies Corp.	62,907	6,940
	Cypress Semiconductor Corp.	393,812	6,305
*	ARRIS International plc	209,195	6,270
	Jabil Inc.	212,360	6,127
*	WEX Inc.	47,282	6,086
	MKS Instruments Inc.	64,096	6,044
	Avnet Inc.	145,925	6,043
*	First Solar Inc.	96,480	5,991
	Fair Isaac Corp.	36,216	5,688
*	Teradata Corp.	149,458	5,681
	Blackbaud Inc.	56,877	5,600
	National Instruments Corp.	126,870	5,576
	Littelfuse Inc.	26,906	5,459
	Monolithic Power Systems Inc.	45,079	5,335
	MAXIMUS Inc.	76,922	5,314
	Versum Materials Inc.	128,967	4,952
	Sabre Corp.	247,253	4,923
*	Integrated Device Technology Inc.	158,106	4,757
*,^ ViaSat Inc.		63,967	4,749
	SYNNEX Corp.	34,560	4,707
*	Silicon Laboratories Inc.	50,417	4,593
*	NCR Corp.	144,008	4,506
	DST Systems Inc.	71,844	4,496
*	CoreLogic Inc.	100,212	4,370
	j2 Global Inc.	57,244	4,320
	Belden Inc.	50,164	4,248
*	Cirrus Logic Inc.	75,615	4,177
*	Cree Inc.	115,789	4,115
*	Tech Data Corp.	41,132	3,977
	Science Applications International Corp.	51,904	3,851
*	Ciena Corp.	168,106	3,656
*	Manhattan Associates Inc.	81,701	3,623
	Vishay Intertechnology Inc.	158,926	3,481
*	NetScout Systems Inc.	106,179	3,297
*	ACI Worldwide Inc.	139,819	3,199
	InterDigital Inc.	41,178	3,134
	Convergys Corp.	110,597	2,730
*	CommVault Systems Inc.	50,152	2,703
*	Acxiom Corp.	94,711	2,581
*	VeriFone Systems Inc.	132,566	2,299
	Plantronics Inc.	40,065	2,096
*	Cars.com Inc.	84,905	2,058
^	Diebold Nixdorf Inc.	89,645	1,721
*	Knowles Corp.	106,525	1,682
*	Synaptics Inc.	39,985	1,509
*,^ 3D Systems Corp.		135,074	1,193
			374,167
Materials (7.0%)
	Chemours Co.	218,890	11,251
	Steel Dynamics Inc.	284,185	10,941
	RPM International Inc.	157,907	8,364
	Olin Corp.	196,851	7,016
	Reliance Steel & Aluminum Co.	86,485	6,799

	AptarGroup Inc.	74,274	6,567
	Eagle Materials Inc.	57,368	6,421
	Royal Gold Inc.	77,366	6,400
	Sonoco Products Co.	117,817	6,304
	United States Steel Corp.	207,022	5,987
	Valvoline Inc.	239,966	5,918
	Ashland Global Holdings Inc.	73,832	5,462
	Bemis Co. Inc.	107,628	5,050
	Scotts Miracle-Gro Co.	48,370	4,784
*	Louisiana-Pacific Corp.	171,706	4,741
*	Owens-Illinois Inc.	193,039	4,675
	Cabot Corp.	73,684	4,512
	PolyOne Corp.	96,741	4,470
	NewMarket Corp.	10,943	4,383
	Sensient Technologies Corp.	51,836	4,019
	Domtar Corp.	74,296	3,583
*,^ Allegheny Technologies Inc.		149,365	3,401
	Minerals Technologies Inc.	41,564	3,011
^	Compass Minerals International Inc.	40,114	2,798
	Carpenter Technology Corp.	55,534	2,745
	Commercial Metals Co.	137,563	2,729
	Silgan Holdings Inc.	87,647	2,531
	Worthington Industries Inc.	53,170	2,212
	Greif Inc. Class A	30,753	1,678
			148,752
Real Estate (9.1%)
	Camden Property Trust	109,410	9,987
	Kilroy Realty Corp.	116,496	8,781
	Jones Lang LaSalle Inc.	53,706	8,190
	Liberty Property Trust	174,402	7,827
	Lamar Advertising Co. Class A	99,062	7,452
	Douglas Emmett Inc.	181,200	7,304
	National Retail Properties Inc.	176,928	7,266
	American Campus Communities Inc.	161,763	6,856
	DCT Industrial Trust Inc.	110,027	6,617
	CyrusOne Inc.	108,111	6,569
^	Omega Healthcare Investors Inc.	233,505	6,270
	Highwoods Properties Inc.	122,176	6,205
	Medical Properties Trust Inc.	430,286	5,891
	Hospitality Properties Trust	194,698	5,839
	Senior Housing Properties Trust	281,449	5,390
	EPR Properties	75,894	5,147
	Life Storage Inc.	55,168	4,955
	Rayonier Inc.	153,030	4,828
	Healthcare Realty Trust Inc.	146,568	4,803
	Weingarten Realty Investors	141,771	4,671
	First Industrial Realty Trust Inc.	141,718	4,613
	CoreSite Realty Corp.	40,469	4,592
	Cousins Properties Inc.	497,428	4,462
	Taubman Centers Inc.	72,092	4,231
	Sabra Health Care REIT Inc.	208,297	4,008
	GEO Group Inc.	147,112	3,904
	LaSalle Hotel Properties	134,178	3,816
	JBG SMITH Properties	110,705	3,688
	Corporate Office Properties Trust	117,867	3,576
	CoreCivic Inc.	140,174	3,296
	Urban Edge Properties	126,040	3,220

Education Realty Trust Inc.	86,824	3,175
^	Uniti Group Inc.	195,777	3,152
^	Tanger Factory Outlet Centers Inc.	112,760	2,824
Potlatch Corp.	48,272	2,491
Mack-Cali Realty Corp.	106,690	2,361
*	Quality Care Properties Inc.	111,252	1,634
Alexander & Baldwin Inc.	54,919	1,596
Washington Prime Group Inc.	220,977	1,571
193,058
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.	108,395	3,001
^	Frontier Communications Corp.	93,497	795
3,796
Utilities (5.6%)
Atmos Energy Corp.	125,933	11,622
UGI Corp.	205,841	10,088
Westar Energy Inc. Class A	168,293	9,628
Great Plains Energy Inc.	255,284	8,759
OGE Energy Corp.	236,704	8,465
Aqua America Inc.	210,580	8,000
Vectren Corp.	98,147	6,821
MDU Resources Group Inc.	231,513	6,471
IDACORP Inc.	59,813	5,910
National Fuel Gas Co.	95,759	5,631
WGL Holdings Inc.	60,520	5,116
Hawaiian Electric Industries Inc.	129,207	4,955
ONE Gas Inc.	62,173	4,927
Southwest Gas Holdings Inc.	56,542	4,859
New Jersey Resources Corp.	102,949	4,591
PNM Resources Inc.	94,433	4,297
Black Hills Corp.	63,287	3,703
NorthWestern Corp.	57,355	3,686
117,529
Total Common Stocks (Cost $1,798,522)	2,103,721
Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund	1.309%	178,362	17,838
Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.099%	2/1/18	500	499
4	United States Treasury Bill	1.087%	3/1/18	1,000	997
1,496
Total Temporary Cash Investments (Cost $19,334)	19,334
Total Investments (100.5%) (Cost $1,817,856)	2,123,055
Other Assets and Liabilities-Net (-0.5%)3	(10,980)
Net Assets (100%)	2,112,075

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,328,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $14,893,000 of collateral received for securities on loan.
4 Securities with a value of $548,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2017	43	8,170	277

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,103,721	—	—
Temporary Cash Investments	17,838	1,496	—

S&P Mid-Cap 400 Index Fund

Futures Contracts – Assets[1]	49	—	—
Total	2,121,608	1,496	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $1,817,856,000. Net unrealized appreciation of investment securities for tax purposes was $305,199,000, consisting of unrealized gains of $403,778,000 on securities that had risen in value since their purchase and $98,579,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (12.6%)
*	NVR Inc.	3,754	13,045
	Domino's Pizza Inc.	47,125	8,773
	Thor Industries Inc.	52,885	8,121
	Gentex Corp.	308,510	6,318
	Dunkin' Brands Group Inc.	97,327	5,810
	Carter's Inc.	51,756	5,606
	Pool Corp.	44,564	5,599
*	Skechers U.S.A. Inc. Class A	144,433	5,070
	Service Corp. International	125,108	4,623
	Six Flags Entertainment Corp.	67,226	4,398
	Polaris Industries Inc.	30,187	3,834
	Texas Roadhouse Inc. Class A	70,762	3,614
	Cable One Inc.	5,051	3,469
*	Live Nation Entertainment Inc.	75,339	3,419
	Jack in the Box Inc.	31,750	3,286
	Churchill Downs Inc.	13,939	3,276
	Wendy's Co.	197,676	2,943
^	Cracker Barrel Old Country Store Inc.	18,724	2,927
*	Urban Outfitters Inc.	87,948	2,737
	Dick's Sporting Goods Inc.	91,723	2,702
*	Buffalo Wild Wings Inc.	16,714	2,607
	Cinemark Holdings Inc.	65,452	2,363
	Cheesecake Factory Inc.	47,177	2,314
*	Sotheby's	40,289	2,076
*	AMC Networks Inc. Class A	36,494	1,881
	Brinker International Inc.	50,073	1,839
	ILG Inc.	63,765	1,791
*	Tempur Sealy International Inc.	29,108	1,686
	Papa John's International Inc.	28,533	1,668
	Meredith Corp.	23,864	1,626
	Tupperware Brands Corp.	23,354	1,474
*	Sally Beauty Holdings Inc.	80,547	1,373
	John Wiley & Sons Inc. Class A	22,788	1,348
*	Deckers Outdoor Corp.	17,708	1,323
*	Michaels Cos. Inc.	60,496	1,307
			126,246
Consumer Staples (2.6%)
*	Post Holdings Inc.	71,275	5,663
	Lamb Weston Holdings Inc.	97,525	5,302
	Ingredion Inc.	36,242	5,019
	Lancaster Colony Corp.	21,112	2,814
	Nu Skin Enterprises Inc. Class A	37,038	2,515
	Energizer Holdings Inc.	41,152	1,890
*	Sprouts Farmers Market Inc.	66,074	1,545
*	Boston Beer Co. Inc. Class A	5,255	945
^	Tootsie Roll Industries Inc.	14,089	527
			26,220

Energy (2.3%)
Murphy Oil Corp.	174,785	4,885
* WPX Energy Inc.	227,432	2,882
* Energen Corp.	43,905	2,479
^ Core Laboratories NV	23,695	2,387
Patterson-UTI Energy Inc.	105,533	2,278
* Southwestern Energy Co.	306,709	1,951
* Matador Resources Co.	48,292	1,381
* Gulfport Energy Corp.	105,617	1,352
* Callon Petroleum Co.	107,006	1,181
SM Energy Co.	53,619	1,107
* QEP Resources Inc.	98,846	955
* Superior Energy Services Inc.	68,084	657
		23,495
Financials (14.3%)
MSCI Inc. Class A	97,186	12,508
MarketAxess Holdings Inc.	40,590	7,926
* SVB Financial Group	34,688	7,896
Brown & Brown Inc.	125,812	6,448
Bank of the Ozarks	131,032	6,318
East West Bancorp Inc.	99,793	6,141
Sterling Bancorp	241,821	6,130
FactSet Research Systems Inc.	30,588	6,114
SEI Investments Co.	86,714	6,101
Commerce Bancshares Inc.	102,070	5,779
Pinnacle Financial Partners Inc.	80,129	5,501
* Signature Bank	39,827	5,468
Primerica Inc.	48,422	5,036
First Horizon National Corp.	253,618	4,918
* SLM Corp.	372,476	4,310
Eaton Vance Corp.	77,606	4,290
Home BancShares Inc.	170,589	4,060
Webster Financial Corp.	64,133	3,679
Washington Federal Inc.	97,795	3,403
Synovus Financial Corp.	66,820	3,316
* Texas Capital Bancshares Inc.	35,595	3,216
Cullen/Frost Bankers Inc.	32,184	3,167
Bank of Hawaii Corp.	32,723	2,778
Chemical Financial Corp.	48,659	2,744
RenaissanceRe Holdings Ltd.	20,020	2,656
UMB Financial Corp.	32,469	2,440
MB Financial Inc.	51,994	2,420
United Bankshares Inc.	50,612	1,901
Fulton Financial Corp.	95,863	1,821
Federated Investors Inc. Class B	51,328	1,723
International Bancshares Corp.	29,705	1,225
Trustmark Corp.	35,140	1,193
		142,626
Health Care (9.2%)
* WellCare Health Plans Inc.	48,030	10,230
* ABIOMED Inc.	45,168	8,800
West Pharmaceutical Services Inc.	79,798	7,974
Teleflex Inc.	28,147	7,474
* Bioverativ Inc.	117,171	5,861
Bio-Techne Corp.	40,434	5,448
HealthSouth Corp.	106,708	5,330

* Masimo Corp.	51,561	4,581
* United Therapeutics Corp.	32,826	4,267
* Medidata Solutions Inc.	63,032	4,200
Hill-Rom Holdings Inc.	44,136	3,732
* Charles River Laboratories International Inc.	31,934	3,327
* Akorn Inc.	100,544	3,273
* NuVasive Inc.	54,962	3,171
* MEDNAX Inc.	62,909	3,132
* Bio-Rad Laboratories Inc. Class A	10,654	2,890
* Catalent Inc.	59,788	2,379
* INC Research Holdings Inc. Class A	60,829	2,330
* Prestige Brands Holdings Inc.	32,558	1,472
* Globus Medical Inc.	36,743	1,397
* Acadia Healthcare Co. Inc.	17,868	569
* Community Health Systems Inc. Rights Exp. 12/31/2099	29,782	—
		91,837
Industrials (18.1%)
Huntington Ingalls Industries Inc.	49,017	11,846
IDEX Corp.	82,370	11,167
Old Dominion Freight Line Inc.	73,863	9,546
* Copart Inc.	216,445	9,342
Lennox International Inc.	40,901	8,579
Graco Inc.	60,372	7,944
Carlisle Cos. Inc.	68,338	7,857
Toro Co.	116,393	7,595
Nordson Corp.	54,718	7,024
Lincoln Electric Holdings Inc.	67,031	6,109
Curtiss-Wright Corp.	47,832	5,941
Knight-Swift Transportation Holdings Inc.	137,845	5,883
Donaldson Co. Inc.	99,105	4,945
Dun & Bradstreet Corp.	39,874	4,909
* Teledyne Technologies Inc.	26,035	4,849
Rollins Inc.	103,471	4,796
Landstar System Inc.	45,476	4,693
Crane Co.	54,655	4,666
Hubbell Inc. Class B	36,740	4,621
Woodward Inc.	59,555	4,607
Wabtec Corp.	59,841	4,602
MSC Industrial Direct Co. Inc. Class A	48,934	4,407
Oshkosh Corp.	42,210	3,801
Watsco Inc.	19,681	3,297
EnerSys	46,999	3,247
MSA Safety Inc.	36,823	3,167
* Avis Budget Group Inc.	78,678	2,998
Granite Construction Inc.	43,200	2,867
EMCOR Group Inc.	30,831	2,490
* Genesee & Wyoming Inc. Class A	31,280	2,465
Deluxe Corp.	34,255	2,435
Valmont Industries Inc.	12,722	2,198
Kennametal Inc.	40,163	1,872
* Dycom Industries Inc.	17,148	1,841
GATX Corp.	18,620	1,176
HNI Corp.	27,600	966
		180,748
Information Technology (23.1%)
* Take-Two Interactive Software Inc.	122,947	13,715

	Cognex Corp.	93,367	12,938
	Broadridge Financial Solutions Inc.	125,564	11,333
	CDK Global Inc.	141,860	9,801
	Jack Henry & Associates Inc.	83,549	9,635
*	IPG Photonics Corp.	40,628	9,303
*	Coherent Inc.	26,570	7,757
*	Trimble Inc.	177,480	7,452
*	Fortinet Inc.	162,763	6,846
*	Tyler Technologies Inc.	37,407	6,842
	LogMeIn Inc.	56,756	6,754
*	Microsemi Corp.	124,370	6,573
*	Ultimate Software Group Inc.	30,587	6,455
*	Zebra Technologies Corp.	57,451	6,338
*	PTC Inc.	87,446	5,569
*	WEX Inc.	43,098	5,548
	MKS Instruments Inc.	58,667	5,532
	Fair Isaac Corp.	32,941	5,174
	Blackbaud Inc.	51,768	5,097
*	Keysight Technologies Inc.	114,367	4,975
	Littelfuse Inc.	24,504	4,972
	Teradyne Inc.	121,480	4,916
	Monolithic Power Systems Inc.	41,053	4,859
	MAXIMUS Inc.	69,996	4,835
*	Integrated Device Technology Inc.	143,849	4,328
*	Silicon Laboratories Inc.	45,859	4,178
*	NCR Corp.	131,023	4,100
*	CoreLogic Inc.	91,759	4,002
	j2 Global Inc.	52,319	3,948
*	Cirrus Logic Inc.	69,095	3,817
	Science Applications International Corp.	47,416	3,518
	InterDigital Inc.	37,665	2,866
	Versum Materials Inc.	74,127	2,846
*,^ ViaSat Inc.		37,968	2,819
	National Instruments Corp.	56,931	2,502
*	CommVault Systems Inc.	45,636	2,460
	Cypress Semiconductor Corp.	150,690	2,413
*	ARRIS International plc	78,372	2,349
*	Manhattan Associates Inc.	49,762	2,207
	Sabre Corp.	107,992	2,150
	Belden Inc.	22,888	1,938
*	ACI Worldwide Inc.	60,653	1,388
	Plantronics Inc.	25,442	1,331
	Convergys Corp.	43,491	1,073
*	Acxiom Corp.	39,285	1,070
*,^ 3D Systems Corp.		88,380	780
			231,302
Materials (5.5%)
	Steel Dynamics Inc.	173,438	6,677
	Eagle Materials Inc.	52,276	5,851
	Royal Gold Inc.	70,610	5,841
	Chemours Co.	107,920	5,547
	RPM International Inc.	89,058	4,718
	Scotts Miracle-Gro Co.	43,993	4,351
	Sonoco Products Co.	55,939	2,993
	Valvoline Inc.	113,955	2,810
	AptarGroup Inc.	31,150	2,754
	Minerals Technologies Inc.	37,974	2,751

United States Steel Corp.	94,592	2,736
Sensient Technologies Corp.	29,223	2,266
NewMarket Corp.	5,468	2,190
Worthington Industries Inc.	48,500	2,018
Compass Minerals International Inc.	16,535	1,153
		54,656
Real Estate (9.7%)
Kilroy Realty Corp.	106,028	7,992
Liberty Property Trust	158,635	7,120
Lamar Advertising Co. Class A	90,139	6,781
Douglas Emmett Inc.	164,667	6,638
DCT Industrial Trust Inc.	99,956	6,011
Camden Property Trust	52,730	4,813
Weingarten Realty Investors	129,012	4,251
First Industrial Realty Trust Inc.	129,350	4,210
CoreSite Realty Corp.	36,815	4,178
National Retail Properties Inc.	93,337	3,833
American Campus Communities Inc.	87,152	3,694
Highwoods Properties Inc.	64,406	3,271
CyrusOne Inc.	51,328	3,119
Healthcare Realty Trust Inc.	93,709	3,071
Education Realty Trust Inc.	79,092	2,892
^ Uniti Group Inc.	178,705	2,877
EPR Properties	42,007	2,849
Corporate Office Properties Trust	74,318	2,255
Taubman Centers Inc.	36,147	2,121
Rayonier Inc.	62,782	1,981
Urban Edge Properties	75,416	1,927
Sabra Health Care REIT Inc.	96,651	1,860
GEO Group Inc.	69,674	1,849
^ Tanger Factory Outlet Centers Inc.	71,597	1,793
JBG SMITH Properties	50,236	1,673
Potlatch Corp.	29,217	1,508
Mack-Cali Realty Corp.	60,063	1,329
Alexander & Baldwin Inc.	27,735	806
		96,702
Utilities (2.6%)
MDU Resources Group Inc.	211,345	5,907
Westar Energy Inc. Class A	91,831	5,254
Southwest Gas Holdings Inc.	51,650	4,439
Aqua America Inc.	99,003	3,761
National Fuel Gas Co.	49,956	2,937
WGL Holdings Inc.	26,103	2,207
Black Hills Corp.	34,472	2,017
		26,522
Total Common Stocks (Cost $846,031)		1,000,354

	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund	1.309%		44,865	4,487
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.087%	3/1/18	1,000	997
Total Temporary Cash Investments (Cost $5,484)				5,484
Total Investments (100.5%) (Cost $851,515)				1,005,838
Other Assets and Liabilities-Net (-0.5%)2				(5,381)
Net Assets (100%)				1,000,457

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,359,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $4,487,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,000,354	—	—
Temporary Cash Investments	4,487	997	—
Total	1,004,841	997	—

S&P Mid-Cap 400 Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2017.

D. At November 30, 2017, the cost of investment securities for tax purposes was $851,515,000. Net unrealized appreciation of investment securities for tax purposes was $154,323,000, consisting of unrealized gains of $181,278,000 on securities that had risen in value since their purchase and $26,955,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (11.1%)
	Toll Brothers Inc.	151,136	7,607
	Brunswick Corp.	88,143	4,879
	Dana Inc.	143,744	4,749
	CalAtlantic Group Inc.	75,547	4,234
^	Williams-Sonoma Inc.	79,184	4,051
	Polaris Industries Inc.	30,057	3,817
^,* AutoNation Inc.		58,928	3,263
	Bed Bath & Beyond Inc.	143,187	3,206
*	Live Nation Entertainment Inc.	63,909	2,900
	TEGNA Inc.	213,764	2,839
*	TRI Pointe Group Inc.	150,394	2,725
	American Eagle Outfitters Inc.	167,137	2,688
	Graham Holdings Co. Class B	4,598	2,681
*	Murphy USA Inc.	33,316	2,627
	Service Corp. International	70,701	2,612
	KB Home	82,823	2,597
^	Big Lots Inc.	43,928	2,596
*	Adtalem Global Education Inc.	61,690	2,557
*	Helen of Troy Ltd.	27,057	2,419
	New York Times Co. Class A	124,938	2,349
	Aaron's Inc.	61,855	2,333
	Cooper Tire & Rubber Co.	51,879	1,907
	GameStop Corp. Class A	100,655	1,887
	Tupperware Brands Corp.	29,304	1,850
	Office Depot Inc.	514,797	1,683
	Cinemark Holdings Inc.	45,259	1,634
	John Wiley & Sons Inc. Class A	23,460	1,388
	ILG Inc.	46,407	1,304
	HSN Inc.	31,745	1,290
	Dillard's Inc. Class A	20,878	1,255
*	Michaels Cos. Inc.	54,855	1,185
	Meredith Corp.	17,258	1,176
*	Deckers Outdoor Corp.	15,580	1,164
	Six Flags Entertainment Corp.	17,396	1,138
*	Tempur Sealy International Inc.	18,702	1,083
	Cracker Barrel Old Country Store Inc.	6,693	1,046
	International Speedway Corp. Class A	24,824	1,024
*	Sally Beauty Holdings Inc.	57,457	980
*	AMC Networks Inc. Class A	18,119	934
			93,657
Consumer Staples (5.0%)
	Ingredion Inc.	37,741	5,226
	Casey's General Stores Inc.	37,985	4,587
*	Hain Celestial Group Inc.	103,024	4,234
	Flowers Foods Inc.	183,030	3,657
	Sanderson Farms Inc.	19,886	3,375
*	Edgewell Personal Care Co.	56,603	3,282
	Snyder's-Lance Inc.	84,492	3,268

	Lamb Weston Holdings Inc.	55,192	3,001
*	TreeHouse Foods Inc.	56,831	2,615
*	United Natural Foods Inc.	50,301	2,415
*	Sprouts Farmers Market Inc.	63,869	1,493
	Energizer Holdings Inc.	23,362	1,073
	Nu Skin Enterprises Inc. Class A	15,331	1,041
	Dean Foods Co.	90,370	1,009
*	Avon Products Inc.	437,381	866
*	Boston Beer Co. Inc. Class A	4,081	734
^	Tootsie Roll Industries Inc.	6,297	236
			42,112
Energy (5.8%)
	HollyFrontier Corp.	176,132	7,834
^,* Transocean Ltd.		388,653	3,941
	PBF Energy Inc. Class A	108,986	3,528
*	Energen Corp.	56,017	3,163
*	CNX Resources Corp.	205,749	2,870
	Patterson-UTI Energy Inc.	114,504	2,472
*	WPX Energy Inc.	185,853	2,355
^	Ensco plc Class A	430,127	2,310
^	Core Laboratories NV	21,921	2,208
	World Fuel Services Corp.	68,087	1,911
	Oceaneering International Inc.	97,581	1,907
*	Dril-Quip Inc.	37,573	1,802
	Nabors Industries Ltd.	283,829	1,714
*	Rowan Cos. plc Class A	112,836	1,633
*	Matador Resources Co.	50,688	1,450
*	QEP Resources Inc.	148,120	1,431
*	Southwestern Energy Co.	222,523	1,415
*	Callon Petroleum Co.	101,883	1,125
	SM Energy Co.	52,927	1,092
^,* Diamond Offshore Drilling Inc.		64,099	1,028
*	Superior Energy Services Inc.	89,654	865
*	Gulfport Energy Corp.	67,080	859
			48,913
Financials (20.4%)
	Reinsurance Group of America Inc. Class A	64,080	10,384
*	Alleghany Corp.	15,340	8,971
	American Financial Group Inc.	68,217	7,167
	Janus Henderson Group plc	179,211	6,679
	WR Berkley Corp.	95,192	6,580
	New York Community Bancorp Inc.	485,909	6,482
	PacWest Bancorp	128,681	6,133
	First American Financial Corp.	110,010	6,115
	Old Republic International Corp.	243,651	5,109
	Umpqua Holdings Corp.	218,810	4,838
	Prosperity Bancshares Inc.	69,045	4,836
	Wintrust Financial Corp.	55,454	4,650
*	SVB Financial Group	20,419	4,648
	FNB Corp.	321,156	4,557
	Hanover Insurance Group Inc.	42,109	4,531
	Hancock Holding Co.	84,201	4,324
	CNO Financial Group Inc.	167,935	4,234
	Associated Banc-Corp	150,377	3,835
	Stifel Financial Corp.	67,868	3,817
	SEI Investments Co.	50,849	3,578

TCF Financial Corp.	170,528	3,463
Legg Mason Inc.	86,489	3,456
Kemper Corp.	48,433	3,342
Cathay General Bancorp	75,462	3,274
East West Bancorp Inc.	51,684	3,181
Valley National Bancorp	262,286	3,121
Synovus Financial Corp.	59,163	2,936
RenaissanceRe Holdings Ltd.	21,615	2,867
Cullen/Frost Bankers Inc.	28,461	2,801
* BancorpSouth Bank	84,124	2,797
* Signature Bank	18,029	2,475
Aspen Insurance Holdings Ltd.	59,476	2,439
Eaton Vance Corp.	43,424	2,401
United Bankshares Inc.	58,421	2,194
FactSet Research Systems Inc.	10,917	2,182
Mercury General Corp.	36,287	1,991
Webster Financial Corp.	32,915	1,888
* Genworth Financial Inc. Class A	495,668	1,680
MB Financial Inc.	35,798	1,666
Fulton Financial Corp.	86,863	1,650
Federated Investors Inc. Class B	48,299	1,621
* Texas Capital Bancshares Inc.	16,749	1,513
Chemical Financial Corp.	26,144	1,474
Trustmark Corp.	36,346	1,234
International Bancshares Corp.	26,925	1,111
Bank of Hawaii Corp.	12,700	1,078
UMB Financial Corp.	13,995	1,052
		172,355
Health Care (5.9%)
STERIS plc	84,382	7,591
Teleflex Inc.	18,793	4,990
* LivaNova plc	43,079	3,756
* Molina Healthcare Inc.	43,699	3,419
* Catalent Inc.	75,701	3,012
* Bio-Rad Laboratories Inc. Class A	10,193	2,765
* Allscripts Healthcare Solutions Inc.	179,481	2,567
* Halyard Health Inc.	46,504	2,257
* Mallinckrodt plc	96,590	2,108
Hill-Rom Holdings Inc.	24,882	2,104
* Acadia Healthcare Co. Inc.	64,949	2,067
* LifePoint Health Inc.	39,878	1,906
* Charles River Laboratories International Inc.	17,957	1,871
* MEDNAX Inc.	35,307	1,758
* United Therapeutics Corp.	12,943	1,682
* Endo International plc	199,604	1,465
* Globus Medical Inc.	38,008	1,445
Owens & Minor Inc.	60,853	1,165
* Tenet Healthcare Corp.	80,182	1,130
* Prestige Brands Holdings Inc.	22,651	1,024
		50,082
Industrials (13.2%)
ManpowerGroup Inc.	66,302	8,546
Orbital ATK Inc.	57,236	7,552
* JetBlue Airways Corp.	326,784	7,016
* AECOM	155,698	5,839
Trinity Industries Inc.	150,359	5,360

	ITT Inc.	87,427	4,738
	AGCO Corp.	65,513	4,637
	Ryder System Inc.	52,640	4,342
	Brink's Co.	50,155	4,055
	Terex Corp.	79,381	3,712
*	Kirby Corp.	53,391	3,593
	Regal Beloit Corp.	44,312	3,410
	Timken Co.	68,065	3,396
	Oshkosh Corp.	35,691	3,214
*	KLX Inc.	51,101	2,867
*	Clean Harbors Inc.	51,683	2,784
	KBR Inc.	139,012	2,606
	Hubbell Inc. Class B	20,658	2,599
*	Genesee & Wyoming Inc. Class A	32,406	2,554
	EMCOR Group Inc.	30,583	2,470
	Wabtec Corp.	29,716	2,285
	Herman Miller Inc.	59,440	2,125
*	Teledyne Technologies Inc.	11,238	2,093
	Watsco Inc.	12,080	2,023
	Kennametal Inc.	43,259	2,017
	Pitney Bowes Inc.	185,573	1,980
	Donaldson Co. Inc.	39,093	1,951
	Valmont Industries Inc.	10,768	1,861
*	Esterline Technologies Corp.	26,192	1,856
	Werner Enterprises Inc.	44,498	1,700
*	Dycom Industries Inc.	15,124	1,624
	GATX Corp.	21,528	1,359
	Deluxe Corp.	16,335	1,161
*	NOW Inc.	107,037	1,105
	HNI Corp.	18,427	645
			111,075
Information Technology (12.0%)
	Leidos Holdings Inc.	141,219	8,977
*	Arrow Electronics Inc.	87,692	7,079
	Jabil Inc.	178,085	5,138
	Avnet Inc.	122,267	5,063
*	First Solar Inc.	80,923	5,025
*	Teradata Corp.	125,183	4,758
	SYNNEX Corp.	28,968	3,945
	DST Systems Inc.	60,116	3,762
*	Trimble Inc.	88,030	3,696
*	Cree Inc.	97,060	3,449
*	Keysight Technologies Inc.	79,197	3,445
	Teradyne Inc.	84,525	3,421
*	Tech Data Corp.	34,475	3,334
*	ARRIS International plc	103,482	3,101
	Cypress Semiconductor Corp.	191,620	3,068
*	Ciena Corp.	140,870	3,064
	Vishay Intertechnology Inc.	133,275	2,919
*	NetScout Systems Inc.	88,972	2,763
	National Instruments Corp.	54,234	2,384
*	PTC Inc.	34,469	2,195
	Sabre Corp.	107,797	2,146
*	VeriFone Systems Inc.	111,169	1,928
	Belden Inc.	21,026	1,781
^,* Cars.com Inc.		71,072	1,723
	Versum Materials Inc.	39,977	1,535

^	Diebold Nixdorf Inc.	75,002	1,440
*	ACI Worldwide Inc.	62,138	1,422
*	Knowles Corp.	88,808	1,402
*	ViaSat Inc.	18,756	1,392
	Convergys Corp.	52,820	1,304
*	Synaptics Inc.	33,481	1,264
*	Acxiom Corp.	43,530	1,186
*	Manhattan Associates Inc.	22,606	1,003
	Plantronics Inc.	10,333	541
^,* 3D Systems Corp.		32,849	290
			100,943
Materials (8.8%)
	Olin Corp.	165,185	5,887
	Reliance Steel & Aluminum Co.	72,420	5,693
	Ashland Global Holdings Inc.	61,997	4,587
	Chemours Co.	84,461	4,341
	Bemis Co. Inc.	90,214	4,233
*	Louisiana-Pacific Corp.	143,860	3,972
*	Owens-Illinois Inc.	161,823	3,919
	Cabot Corp.	61,826	3,786
	PolyOne Corp.	81,263	3,755
	Steel Dynamics Inc.	78,658	3,028
	Domtar Corp.	62,193	2,999
	AptarGroup Inc.	33,656	2,976
^,* Allegheny Technologies Inc.		125,091	2,848
	RPM International Inc.	50,426	2,671
	Sonoco Products Co.	47,413	2,537
	United States Steel Corp.	86,791	2,510
	Valvoline Inc.	96,662	2,384
	Carpenter Technology Corp.	46,473	2,297
	Commercial Metals Co.	115,073	2,283
	Silgan Holdings Inc.	73,464	2,122
	NewMarket Corp.	4,131	1,655
	Greif Inc. Class A	25,662	1,400
	Compass Minerals International Inc.	18,481	1,289
	Sensient Technologies Corp.	16,559	1,284
			74,456
Real Estate (8.6%)
	Jones Lang LaSalle Inc.	45,043	6,869
^	Omega Healthcare Investors Inc.	195,960	5,262
	Medical Properties Trust Inc.	361,703	4,952
	Hospitality Properties Trust	163,193	4,894
	Senior Housing Properties Trust	235,985	4,519
	Life Storage Inc.	46,261	4,155
	Camden Property Trust	43,154	3,939
	Cousins Properties Inc.	417,278	3,743
	LaSalle Hotel Properties	112,500	3,199
	CoreCivic Inc.	117,442	2,761
	CyrusOne Inc.	43,548	2,646
	National Retail Properties Inc.	62,288	2,558
	American Campus Communities Inc.	55,590	2,356
	Rayonier Inc.	70,465	2,223
	Highwoods Properties Inc.	43,093	2,189
	EPR Properties	24,820	1,683
	Sabra Health Care REIT Inc.	85,568	1,646
	Taubman Centers Inc.	27,131	1,592

GEO Group Inc.			59,125	1,569
JBG SMITH Properties			46,370	1,545
* Quality Care Properties Inc.			93,182	1,369
Washington Prime Group Inc.			184,537	1,312
Healthcare Realty Trust Inc.			36,900	1,209
Urban Edge Properties			36,825	941
Corporate Office Properties Trust			30,649	930
Mack-Cali Realty Corp.			34,847	771
Tanger Factory Outlet Centers Inc.			29,280	733
Potlatch Corp.			13,735	709
Alexander & Baldwin Inc.			20,672	601
				72,875
Telecommunication Services (0.4%)
Telephone & Data Systems Inc.			91,171	2,525
^ Frontier Communications Corp.			77,917	662
				3,187
Utilities (8.8%)
Atmos Energy Corp.			105,415	9,729
UGI Corp.			172,283	8,444
Great Plains Energy Inc.			214,277	7,352
OGE Energy Corp.			198,427	7,096
Vectren Corp.			82,450	5,730
IDACORP Inc.			50,069	4,947
Hawaiian Electric Industries Inc.			108,093	4,145
ONE Gas Inc.			51,953	4,117
New Jersey Resources Corp.			86,002	3,836
PNM Resources Inc.			79,145	3,601
Westar Energy Inc. Class A			56,459	3,230
Aqua America Inc.			84,749	3,220
NorthWestern Corp.			48,168	3,095
WGL Holdings Inc.			26,483	2,239
National Fuel Gas Co.			38,000	2,234
Black Hills Corp.			21,253	1,244
				74,259
Total Common Stocks (Cost $741,146)				843,914
	Coupon
Temporary Cash Investments (1.1%)1
Money Market Fund (1.0%)
2,3 Vanguard Market Liquidity Fund	1.309%		85,079	8,509
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Cash Management Bill	1.048%	1/2/18	1,000	999
Total Temporary Cash Investments (Cost $9,508)				9,508
Total Investments (101.1%) (Cost $750,654)				853,422
Other Assets and Liabilities-Net (-1.1%)3				(9,155)
Net Assets (100%)				844,267

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,169,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $8,509,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2017	1	190	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	843,914	—	—
Temporary Cash Investments	8,509	999	—

S&P Mid-Cap 400 Value Index Fund

Futures Contracts – Assets[1]	1	—	—
Total	852,424	999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $750,654,000. Net unrealized appreciation of investment securities for tax purposes was $102,768,000, consisting of unrealized gains of $146,054,000 on securities that had risen in value since their purchase and $43,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.4%)
*	Five Below Inc.	110,687	6,840
	LCI Industries	49,961	6,540
	Marriott Vacations Worldwide Corp.	48,233	6,475
	Lithia Motors Inc. Class A	48,170	5,650
	Wolverine World Wide Inc.	193,771	5,613
*	Scientific Games Corp. Class A	105,791	5,570
	Boyd Gaming Corp.	165,118	5,266
*	Penn National Gaming Inc.	168,542	4,847
*	TopBuild Corp.	71,203	4,841
	Children's Place Inc.	35,383	4,702
*	Ollie's Bargain Outlet Holdings Inc.	98,371	4,668
*	Steven Madden Ltd.	106,635	4,559
*	Dave & Buster's Entertainment Inc.	84,388	4,475
*	Meritage Homes Corp.	76,026	4,178
*	Dorman Products Inc.	60,829	4,155
*	Cooper-Standard Holdings Inc.	32,014	4,036
*,^ RH		37,634	3,816
*	iRobot Corp.	55,414	3,802
	Time Inc.	199,835	3,717
*	American Axle & Manufacturing Holdings Inc.	198,436	3,562
	Monro Inc.	65,664	3,313
*	Installed Building Products Inc.	42,197	3,251
	Group 1 Automotive Inc.	39,347	3,188
	La-Z-Boy Inc.	96,677	3,181
	Winnebago Industries Inc.	57,607	3,154
	DSW Inc. Class A	145,749	3,109
	Core-Mark Holding Co. Inc.	92,968	3,083
	Nutrisystem Inc.	60,298	3,060
	MDC Holdings Inc.	83,309	2,984
*	Shutterfly Inc.	66,973	2,959
*	Fox Factory Holding Corp.	74,884	2,920
*	Sleep Number Corp.	82,441	2,901
	Caleres Inc.	86,301	2,817
	Callaway Golf Co.	188,776	2,739
*	Gentherm Inc.	73,824	2,658
	Gannett Co. Inc.	228,322	2,617
*	Cavco Industries Inc.	16,992	2,602
*	G-III Apparel Group Ltd.	82,906	2,553
*	Asbury Automotive Group Inc.	37,091	2,441
*	LGI Homes Inc.	34,663	2,434
^	Abercrombie & Fitch Co.	136,245	2,365
	Oxford Industries Inc.	33,696	2,325
	Scholastic Corp.	55,561	2,285
	Wingstop Inc.	57,978	2,272
	Chico's FAS Inc.	256,628	2,263
	World Wrestling Entertainment Inc. Class A	78,447	2,235
^	Sonic Corp.	83,802	2,139
	Strayer Education Inc.	21,249	2,108
*	Belmond Ltd. Class A	168,159	2,085

*,^ JC Penney Co. Inc.		624,217	2,066
	Capella Education Co.	23,386	1,995
*	M/I Homes Inc.	54,784	1,984
	Guess? Inc.	120,156	1,983
	Sturm Ruger & Co. Inc.	35,426	1,940
	Standard Motor Products Inc.	41,100	1,858
	New Media Investment Group Inc.	106,437	1,848
*	Career Education Corp.	131,457	1,744
*	EW Scripps Co. Class A	111,232	1,676
	DineEquity Inc.	36,192	1,660
	Tailored Brands Inc.	98,052	1,653
*	Vista Outdoor Inc.	114,344	1,648
	PetMed Express Inc.	41,313	1,626
*	Lumber Liquidators Holdings Inc.	56,955	1,615
*	Crocs Inc.	143,891	1,573
*	Universal Electronics Inc.	29,012	1,540
*	Express Inc.	157,619	1,535
*,^ Shake Shack Inc. Class A		36,471	1,499
	Ethan Allen Interiors Inc.	50,626	1,488
*	William Lyon Homes Class A	47,465	1,416
*	Red Robin Gourmet Burgers Inc.	25,919	1,358
	BJ's Restaurants Inc.	37,386	1,337
	Ruth's Hospitality Group Inc.	58,927	1,264
	Buckle Inc.	56,715	1,262
*	Unifi Inc.	33,984	1,242
*	Genesco Inc.	39,149	1,217
^	Rent-A-Center Inc.	106,483	1,197
*	Regis Corp.	69,682	1,111
	Marcus Corp.	38,493	1,082
	Sonic Automotive Inc. Class A	50,427	1,072
*	Monarch Casino & Resort Inc.	22,493	1,056
*	MarineMax Inc.	48,524	1,036
*	Fiesta Restaurant Group Inc.	54,191	1,024
*	Motorcar Parts of America Inc.	37,178	969
	Haverty Furniture Cos. Inc.	38,866	939
	Movado Group Inc.	31,066	912
*	American Public Education Inc.	32,539	874
	Finish Line Inc. Class A	80,192	865
*	Chuy's Holdings Inc.	33,853	843
*	Hibbett Sports Inc.	41,651	831
*	Nautilus Inc.	61,831	810
*	Ascena Retail Group Inc.	339,160	794
*	Zumiez Inc.	36,269	791
	Barnes & Noble Inc.	113,604	784
	Superior Industries International Inc.	46,246	772
	Cato Corp. Class A	47,493	749
*	Biglari Holdings Inc.	2,033	697
*	Perry Ellis International Inc.	25,210	617
	Shoe Carnival Inc.	22,880	613
*,^ Fossil Group Inc.		86,294	611
	Tile Shop Holdings Inc.	68,644	570
*	Francesca's Holdings Corp.	74,467	552
*	El Pollo Loco Holdings Inc.	43,424	458
*	Barnes & Noble Education Inc.	74,559	450
*	Kirkland's Inc.	32,134	418
	Fred's Inc. Class A	71,743	369
*	Vera Bradley Inc.	38,688	342

^	Big 5 Sporting Goods Corp.	41,325	312
*	Ruby Tuesday Inc.	122,620	293
*	FTD Cos. Inc.	33,592	226
*	Vitamin Shoppe Inc.	47,921	180
			242,599
Consumer Staples (2.9%)
*	Darling Ingredients Inc.	329,929	5,922
^	B&G Foods Inc.	133,321	5,160
	J&J Snack Foods Corp.	30,025	4,537
	WD-40 Co.	28,067	3,351
	Bob Evans Farms Inc.	39,878	3,112
*	Cal-Maine Foods Inc.	59,586	2,964
	Universal Corp.	50,663	2,703
*	Central Garden & Pet Co. Class A	69,990	2,700
	Calavo Growers Inc.	31,629	2,416
	Coca-Cola Bottling Co. Consolidated	9,306	2,007
	SpartanNash Co.	74,631	1,892
	Andersons Inc.	53,013	1,712
	Inter Parfums Inc.	34,373	1,523
	Medifast Inc.	21,052	1,443
*	SUPERVALU Inc.	76,903	1,406
	John B Sanfilippo & Son Inc.	17,420	1,053
*	Central Garden & Pet Co.	20,616	817
*	Seneca Foods Corp. Class A	13,741	472
			45,190
Energy (3.2%)
*	PDC Energy Inc.	132,068	6,068
	US Silica Holdings Inc.	162,835	5,401
*	SRC Energy Inc.	473,235	4,146
*	McDermott International Inc.	569,760	4,136
*	Carrizo Oil & Gas Inc.	155,333	3,003
*	Oil States International Inc.	102,194	2,432
*	Unit Corp.	106,241	2,272
*	Noble Corp. plc	490,455	2,050
*	Exterran Corp.	63,785	1,954
*	Helix Energy Solutions Group Inc.	277,707	1,847
*	SEACOR Holdings Inc.	33,241	1,591
*	Newpark Resources Inc.	171,617	1,519
*	Denbury Resources Inc.	807,541	1,413
	Archrock Inc.	142,286	1,352
	Green Plains Inc.	78,180	1,317
*	CONSOL Energy Inc.	49,582	1,091
*	REX American Resources Corp.	11,559	1,058
*	Par Pacific Holdings Inc.	50,427	1,047
	Bristow Group Inc.	64,471	939
*	TETRA Technologies Inc.	231,375	930
*	Matrix Service Co.	53,269	911
*	Bill Barrett Corp.	152,731	893
*	Cloud Peak Energy Inc.	150,538	623
*	Era Group Inc.	40,554	448
*,^ CARBO Ceramics Inc.		44,172	443
*	Geospace Technologies Corp.	26,980	395
*	Tesco Corp.	93,816	380
	Gulf Island Fabrication Inc.	27,149	345
*	Pioneer Energy Services Corp.	156,063	328

* Contango Oil & Gas Co.	46,355	113
		50,445
Financials (17.0%)
Interactive Brokers Group Inc.	143,055	8,163
Selective Insurance Group Inc.	116,992	7,160
Evercore Inc. Class A	78,698	6,835
Columbia Banking System Inc.	146,439	6,751
ProAssurance Corp.	107,036	6,620
FirstCash Inc.	95,679	6,449
First Financial Bankshares Inc.	132,685	6,296
Glacier Bancorp Inc.	156,449	6,266
American Equity Investment Life Holding Co.	178,326	5,658
* Green Dot Corp. Class A	91,049	5,627
Community Bank System Inc.	101,382	5,615
First Midwest Bancorp Inc.	206,086	5,146
CVB Financial Corp.	205,192	5,046
Old National Bancorp	268,258	4,896
Great Western Bancorp Inc.	117,700	4,863
Hope Bancorp Inc.	257,859	4,827
RLI Corp.	77,729	4,643
* LendingTree Inc.	15,143	4,572
Simmons First National Corp. Class A	78,436	4,541
United Community Banks Inc.	146,408	4,208
Independent Bank Corp.	55,046	4,002
Invesco Mortgage Capital Inc.	223,515	3,947
Banner Corp.	66,609	3,836
Horace Mann Educators Corp.	81,422	3,802
ServisFirst Bancshares Inc.	90,261	3,790
Ameris Bancorp	74,320	3,686
Apollo Commercial Real Estate Finance Inc.	192,634	3,593
LegacyTexas Financial Group Inc.	84,775	3,550
First Financial Bancorp	124,711	3,536
Financial Engines Inc.	126,540	3,530
Northwest Bancshares Inc.	205,218	3,474
Waddell & Reed Financial Inc. Class A	167,498	3,400
NBT Bancorp Inc.	87,136	3,384
Provident Financial Services Inc.	121,159	3,313
Westamerica Bancorporation	52,650	3,255
Employers Holdings Inc.	64,937	3,182
* PRA Group Inc.	90,659	3,155
* BofI Holding Inc.	111,990	3,095
* Pacific Premier Bancorp Inc.	77,650	3,075
* Third Point Reinsurance Ltd.	174,332	2,955
First Commonwealth Financial Corp.	195,643	2,954
S&T Bancorp Inc.	70,013	2,924
* Walker & Dunlop Inc.	56,889	2,804
Boston Private Financial Holdings Inc.	168,501	2,755
WisdomTree Investments Inc.	230,481	2,651
AMERISAFE Inc.	38,556	2,531
Safety Insurance Group Inc.	30,483	2,510
Brookline Bancorp Inc.	153,556	2,472
Infinity Property & Casualty Corp.	22,094	2,382
Navigators Group Inc.	44,906	2,313
Piper Jaffray Cos.	28,421	2,232
City Holding Co.	31,241	2,225
Tompkins Financial Corp.	24,711	2,188
* Encore Capital Group Inc.	47,468	2,174

ARMOUR Residential REIT Inc.	82,473	2,086
Hanmi Financial Corp.	64,957	2,062
United Fire Group Inc.	42,577	2,046
Southside Bancshares Inc.	55,285	2,001
Central Pacific Financial Corp.	61,013	1,965
Banc of California Inc.	85,169	1,921
Stewart Information Services Corp.	47,592	1,919
National Bank Holdings Corp. Class A	53,543	1,817
* NMI Holdings Inc. Class A	106,511	1,816
* First BanCorp	363,666	1,811
TrustCo Bank Corp. NY	192,123	1,796
Capstead Mortgage Corp.	192,645	1,747
Virtus Investment Partners Inc.	14,470	1,737
Universal Insurance Holdings Inc.	64,973	1,715
Northfield Bancorp Inc.	93,040	1,651
Meta Financial Group Inc.	17,540	1,648
* HomeStreet Inc.	53,898	1,644
* Customers Bancorp Inc.	57,726	1,564
* Donnelley Financial Solutions Inc.	67,570	1,378
* INTL. FCStone Inc.	31,162	1,367
Dime Community Bancshares Inc.	61,571	1,358
Oritani Financial Corp.	78,420	1,353
* EZCORP Inc. Class A	102,778	1,238
Investment Technology Group Inc.	66,412	1,195
* Enova International Inc.	67,587	1,004
* Opus Bank	35,856	1,000
Greenhill & Co. Inc.	48,596	987
* World Acceptance Corp.	11,775	977
Fidelity Southern Corp.	43,849	967
Maiden Holdings Ltd.	142,274	925
Bank Mutual Corp.	84,551	905
OFG Bancorp	87,742	860
* eHealth Inc.	32,723	751
United Insurance Holdings Corp.	41,066	685
HCI Group Inc.	16,222	488
		269,241
Health Care (13.0%)
* Nektar Therapeutics Class A	313,279	16,914
Chemed Corp.	32,052	7,883
Cantel Medical Corp.	71,095	7,570
* Neogen Corp.	76,581	6,425
* ICU Medical Inc.	30,040	6,411
* Integra LifeSciences Holdings Corp.	126,816	6,166
* Haemonetics Corp.	105,473	6,096
* Ligand Pharmaceuticals Inc.	41,970	5,534
* HealthEquity Inc.	102,216	5,302
* AMN Healthcare Services Inc.	96,164	4,827
* Myriad Genetics Inc.	137,079	4,747
* Inogen Inc.	34,044	4,383
* Merit Medical Systems Inc.	100,389	4,362
* Magellan Health Inc.	47,514	4,015
* Omnicell Inc.	75,018	3,931
* Supernus Pharmaceuticals Inc.	101,547	3,838
* Select Medical Holdings Corp.	213,392	3,766
* Medicines Co.	128,045	3,713
* Spectrum Pharmaceuticals Inc.	181,832	3,564
* Cambrex Corp.	65,527	3,201

*	Emergent BioSolutions Inc.	70,139	3,081
*	Amedisys Inc.	57,000	3,078
*	Varex Imaging Corp.	75,124	2,785
*	HMS Holdings Corp.	168,193	2,780
*	Integer Holdings Corp.	56,258	2,726
*	Repligen Corp.	75,257	2,668
	CONMED Corp.	49,724	2,660
*	Natus Medical Inc.	62,586	2,507
*	Tivity Health Inc.	67,885	2,498
*	Impax Laboratories Inc.	148,769	2,477
*,^ MiMedx Group Inc.		207,129	2,397
	Ensign Group Inc.	95,632	2,321
	Abaxis Inc.	45,574	2,221
*	LHC Group Inc.	32,614	2,145
*	Momenta Pharmaceuticals Inc.	152,663	2,107
	Analogic Corp.	24,976	2,068
*	Orthofix International NV	36,391	1,973
*	OraSure Technologies Inc.	118,967	1,969
*	Innoviva Inc.	149,049	1,956
*	Acorda Therapeutics Inc.	93,314	1,894
	US Physical Therapy Inc.	25,222	1,842
*	PharMerica Corp.	62,383	1,825
*	BioTelemetry Inc.	61,617	1,787
	Luminex Corp.	82,086	1,753
*	Diplomat Pharmacy Inc.	95,838	1,716
*	Anika Therapeutics Inc.	29,358	1,618
*,^ Lannett Co. Inc.		59,804	1,582
*	Almost Family Inc.	25,122	1,492
*	Enanta Pharmaceuticals Inc.	28,583	1,419
*	Amphastar Pharmaceuticals Inc.	71,575	1,402
*	Providence Service Corp.	22,710	1,375
*	CryoLife Inc.	67,066	1,365
*	Quality Systems Inc.	93,912	1,355
	Phibro Animal Health Corp. Class A	38,766	1,345
*	Lantheus Holdings Inc.	58,986	1,321
	Kindred Healthcare Inc.	174,401	1,282
*	ANI Pharmaceuticals Inc.	17,932	1,275
	Meridian Bioscience Inc.	84,633	1,274
*	AngioDynamics Inc.	73,359	1,260
*	HealthStream Inc.	51,157	1,217
	Invacare Corp.	65,758	1,154
*	Heska Corp.	13,016	1,117
*	CorVel Corp.	19,125	1,057
*,^ Community Health Systems Inc.		229,771	1,045
*	Eagle Pharmaceuticals Inc.	17,067	1,008
*	Cross Country Healthcare Inc.	72,981	998
	LeMaitre Vascular Inc.	30,021	989
*	AMAG Pharmaceuticals Inc.	70,644	986
*	Cytokinetics Inc.	100,792	867
*	Surmodics Inc.	26,174	866
*	Depomed Inc.	126,040	865
*	Tactile Systems Technology Inc.	28,863	861
*	Progenics Pharmaceuticals Inc.	140,629	813
	Computer Programs & Systems Inc.	22,286	675
	Aceto Corp.	60,362	640
*	Sucampo Pharmaceuticals Inc. Class A	50,417	640

* Quorum Health Corp.	57,097	268
		205,313
Industrials (19.3%)
Healthcare Services Group Inc.	146,719	7,619
John Bean Technologies Corp.	63,402	7,592
* Trex Co. Inc.	58,949	6,942
Barnes Group Inc.	99,334	6,583
* On Assignment Inc.	99,559	6,368
Hillenbrand Inc.	126,411	5,758
Tetra Tech Inc.	113,229	5,661
* Moog Inc. Class A	64,767	5,448
SkyWest Inc.	103,847	5,405
* WageWorks Inc.	79,484	5,099
Korn/Ferry International	115,784	5,076
UniFirst Corp.	30,934	5,058
Simpson Manufacturing Co. Inc.	84,292	5,055
* Mercury Systems Inc.	96,461	5,034
Applied Industrial Technologies Inc.	78,310	5,008
Universal Forest Products Inc.	122,739	4,806
* Proto Labs Inc.	49,567	4,768
ABM Industries Inc.	111,110	4,755
* Aerojet Rocketdyne Holdings Inc.	150,606	4,743
Hawaiian Holdings Inc.	107,432	4,636
Insperity Inc.	37,219	4,388
Mueller Industries Inc.	115,602	4,208
Watts Water Technologies Inc. Class A	55,677	4,142
Exponent Inc.	51,752	3,907
Allegiant Travel Co. Class A	25,150	3,823
* SPX FLOW Inc.	84,734	3,794
Brady Corp. Class A	95,823	3,747
Albany International Corp.	57,905	3,746
EnPro Industries Inc.	42,776	3,695
Matthews International Corp. Class A	64,581	3,659
Franklin Electric Co. Inc.	77,263	3,577
Forward Air Corp.	60,652	3,451
* FTI Consulting Inc.	79,244	3,408
ESCO Technologies Inc.	51,835	3,387
* Saia Inc.	50,995	3,355
Kaman Corp.	55,895	3,335
* Patrick Industries Inc.	31,906	3,229
* Hub Group Inc. Class A	67,187	3,212
Comfort Systems USA Inc.	74,706	3,209
Mobile Mini Inc.	88,413	3,174
Actuant Corp. Class A	119,440	3,153
Cubic Corp.	50,001	3,098
Interface Inc. Class A	123,170	3,073
Triumph Group Inc.	99,361	3,070
* Chart Industries Inc.	61,531	2,995
AAON Inc.	81,069	2,955
* Atlas Air Worldwide Holdings Inc.	50,550	2,919
* Harsco Corp.	161,469	2,915
Apogee Enterprises Inc.	57,812	2,892
Greenbrier Cos. Inc.	57,118	2,856
* American Woodmark Corp.	28,661	2,855
Raven Industries Inc.	72,474	2,768
Standex International Corp.	25,557	2,735
* SPX Corp.	84,805	2,704

	AAR Corp.	64,651	2,688
*,^ Axon Enterprise Inc.		105,829	2,633
	Federal Signal Corp.	119,930	2,578
	Matson Inc.	86,578	2,525
	AZZ Inc.	52,094	2,506
*	TrueBlue Inc.	84,018	2,390
	Wabash National Corp.	118,544	2,389
	Viad Corp.	40,909	2,356
	Tennant Co.	35,650	2,346
	Heartland Express Inc.	99,985	2,284
	US Ecology Inc.	43,752	2,251
	Alamo Group Inc.	19,074	2,250
	General Cable Corp.	99,960	2,149
	Briggs & Stratton Corp.	85,698	2,134
	Multi-Color Corp.	27,864	2,132
	Astec Industries Inc.	38,289	2,120
*	Gibraltar Industries Inc.	63,339	2,084
	Lindsay Corp.	21,300	1,999
	ArcBest Corp.	51,666	1,956
	Encore Wire Corp.	41,609	1,939
*	Aerovironment Inc.	42,499	1,937
*	Lydall Inc.	34,544	1,902
*	Aegion Corp. Class A	66,008	1,824
*	Navigant Consulting Inc.	93,684	1,798
	Kelly Services Inc. Class A	60,823	1,773
*	PGT Innovations Inc.	99,453	1,626
	CIRCOR International Inc.	33,077	1,602
	Marten Transport Ltd.	77,554	1,563
	Quanex Building Products Corp.	69,055	1,512
*	Echo Global Logistics Inc.	53,685	1,449
	Griffon Corp.	60,644	1,416
	RR Donnelley & Sons Co.	140,195	1,316
	Titan International Inc.	99,232	1,188
*	MYR Group Inc.	33,039	1,175
	LSC Communications Inc.	69,880	1,143
	National Presto Industries Inc.	10,042	1,041
*	Engility Holdings Inc.	35,358	1,032
	Insteel Industries Inc.	36,194	997
	Heidrick & Struggles International Inc.	37,604	940
	Forrester Research Inc.	19,501	906
	Resources Connection Inc.	56,375	905
*	DXP Enterprises Inc.	31,713	882
*	Team Inc.	59,589	819
*	Vicor Corp.	32,365	730
	Essendant Inc.	74,900	705
*	Veritiv Corp.	22,243	606
*	Roadrunner Transportation Systems Inc.	63,034	540
	Powell Industries Inc.	17,430	489
*	Orion Group Holdings Inc.	56,641	440
			304,813
Information Technology (14.2%)
*	Lumentum Holdings Inc.	123,245	6,661
*	CACI International Inc. Class A	49,051	6,472
*	Advanced Energy Industries Inc.	80,085	6,004
*	Rogers Corp.	36,444	5,871
*	Stamps.com Inc.	31,538	5,311
*	II-VI Inc.	111,677	5,294

*	Sanmina Corp.	151,140	5,139
	Cabot Microelectronics Corp.	50,752	4,888
	Power Integrations Inc.	59,569	4,676
*	Semtech Corp.	132,778	4,521
*	Itron Inc.	68,214	4,396
	TiVo Corp.	244,601	4,354
*	Viavi Solutions Inc.	456,494	4,277
*	Plexus Corp.	67,396	4,213
*	Anixter International Inc.	58,018	4,148
*	ExlService Holdings Inc.	67,443	4,140
	Progress Software Corp.	96,897	4,006
*	Qualys Inc.	63,126	3,718
*	Kulicke & Soffa Industries Inc.	142,282	3,533
	Brooks Automation Inc.	139,717	3,478
	Methode Electronics Inc.	73,654	3,469
^	Ebix Inc.	44,115	3,410
*	NETGEAR Inc.	63,427	3,267
*	Rambus Inc.	218,922	3,240
*	MaxLinear Inc.	121,520	3,209
	CSG Systems International Inc.	67,399	3,093
*	Benchmark Electronics Inc.	99,894	3,047
*	OSI Systems Inc.	35,133	3,045
*	TTM Technologies Inc.	183,610	2,998
*	Gigamon Inc.	74,980	2,913
*	Electronics For Imaging Inc.	93,311	2,870
*	Insight Enterprises Inc.	71,600	2,792
	Badger Meter Inc.	58,337	2,707
	ManTech International Corp. Class A	51,401	2,620
*	8x8 Inc.	184,438	2,601
*	SolarEdge Technologies Inc.	70,847	2,579
*	MicroStrategy Inc. Class A	18,828	2,575
*	Sykes Enterprises Inc.	80,164	2,551
*	Virtusa Corp.	54,673	2,534
*	Bottomline Technologies de Inc.	72,320	2,410
*	Oclaro Inc.	337,396	2,402
*	Fabrinet	74,879	2,389
*	ePlus Inc.	28,337	2,301
*	Diodes Inc.	76,559	2,243
*	Barracuda Networks Inc.	80,658	2,230
	ADTRAN Inc.	95,800	2,213
	NIC Inc.	133,111	2,210
	Monotype Imaging Holdings Inc.	83,430	2,102
*	CEVA Inc.	44,024	2,091
*	Axcelis Technologies Inc.	62,577	2,002
	Xperi Corp.	99,247	1,916
	MTS Systems Corp.	33,992	1,900
*	Blucora Inc.	89,856	1,847
*	Cray Inc.	81,158	1,846
*	ScanSource Inc.	50,976	1,835
	CTS Corp.	65,857	1,795
*	FARO Technologies Inc.	33,603	1,757
*	SPS Commerce Inc.	34,441	1,738
*	Cardtronics plc Class A	91,312	1,710
*,^ Applied Optoelectronics Inc.		38,687	1,689
*	Super Micro Computer Inc.	76,140	1,679
*	CalAmp Corp.	70,960	1,621
*	Electro Scientific Industries Inc.	66,413	1,589

*	Veeco Instruments Inc.	97,055	1,567
*	Shutterstock Inc.	36,688	1,559
*	Rudolph Technologies Inc.	63,229	1,537
*	KEMET Corp.	97,909	1,510
*	Perficient Inc.	70,412	1,363
*	Photronics Inc.	138,280	1,334
*	Control4 Corp.	38,885	1,293
*	Nanometrics Inc.	51,120	1,286
	Cohu Inc.	56,063	1,276
*	LivePerson Inc.	108,634	1,206
	TeleTech Holdings Inc.	28,434	1,152
	Comtech Telecommunications Corp.	47,172	1,022
*	PDF Solutions Inc.	55,700	1,008
*	XO Group Inc.	48,309	934
*	Synchronoss Technologies Inc.	85,415	858
*	VASCO Data Security International Inc.	60,271	808
*	QuinStreet Inc.	71,047	760
	Daktronics Inc.	77,831	746
	Park Electrochemical Corp.	37,985	726
*	Harmonic Inc.	162,703	683
*	DSP Group Inc.	44,478	580
*	Digi International Inc.	53,232	546
	Bel Fuse Inc. Class B	19,788	531
*	Kopin Corp.	122,135	393
*	Agilysys Inc.	31,023	380
*	Liquidity Services Inc.	51,300	295
*	DHI Group Inc.	95,408	177
	Black Box Corp.	7,712	27
			223,692
Materials (5.3%)
*	Ingevity Corp.	84,418	6,719
	HB Fuller Co.	101,363	5,734
	Balchem Corp.	64,083	5,593
	Quaker Chemical Corp.	26,648	4,391
	KapStone Paper and Packaging Corp.	174,780	3,885
	Innospec Inc.	48,428	3,458
	Stepan Co.	39,622	3,293
	Kaiser Aluminum Corp.	33,887	3,282
*,^ AK Steel Holding Corp.		630,036	3,068
	Neenah Paper Inc.	33,668	3,010
	Boise Cascade Co.	77,082	2,968
*	Kraton Corp.	62,413	2,937
	Schweitzer-Mauduit International Inc.	61,534	2,786
*	AdvanSix Inc.	61,118	2,631
*	US Concrete Inc.	30,101	2,434
	A Schulman Inc.	58,982	2,238
	Calgon Carbon Corp.	101,807	2,199
*	Koppers Holdings Inc.	41,583	2,075
	Deltic Timber Corp.	21,744	2,007
	Materion Corp.	40,275	1,969
	Rayonier Advanced Materials Inc.	103,690	1,948
	Innophos Holdings Inc.	39,138	1,813
	PH Glatfelter Co.	87,131	1,812
*	Clearwater Paper Corp.	32,844	1,558
*	SunCoke Energy Inc.	129,394	1,474
*	Century Aluminum Co.	99,787	1,322
*	TimkenSteel Corp.	78,190	1,181

	American Vanguard Corp.	52,473	1,044
	Tredegar Corp.	50,815	1,001
	Myers Industries Inc.	43,715	933
	Haynes International Inc.	25,051	803
	FutureFuel Corp.	50,813	763
	Hawkins Inc.	18,939	726
*	Flotek Industries Inc.	114,995	543
*	LSB Industries Inc.	40,539	365
	Olympic Steel Inc.	18,282	364
			84,327
Other (0.0%)1
*,2 Gerber Scientific Inc. CVR		4,758	1

Real Estate (5.7%)
	EastGroup Properties Inc.	68,811	6,474
	PS Business Parks Inc.	39,848	5,282
	Acadia Realty Trust	167,780	4,703
	Lexington Realty Trust	434,354	4,543
	DiamondRock Hospitality Co.	401,854	4,497
	Retail Opportunity Investments Corp.	219,787	4,301
	LTC Properties Inc.	79,373	3,638
	Government Properties Income Trust	193,021	3,600
	Chesapeake Lodging Trust	120,420	3,473
	HFF Inc. Class A	73,527	3,319
	American Assets Trust Inc.	82,983	3,266
	Kite Realty Group Trust	167,758	3,226
	Four Corners Property Trust Inc.	122,587	3,200
	Summit Hotel Properties Inc.	208,560	3,151
	Agree Realty Corp.	57,360	2,836
	CareTrust REIT Inc.	152,061	2,771
	National Storage Affiliates Trust	88,704	2,363
	Franklin Street Properties Corp.	215,373	2,345
	Ramco-Gershenson Properties Trust	158,718	2,287
	Chatham Lodging Trust	88,521	2,009
^	CBL & Associates Properties Inc.	342,861	1,930
	RE/MAX Holdings Inc. Class A	35,394	1,888
	Universal Health Realty Income Trust	25,026	1,873
	Getty Realty Corp.	65,505	1,864
	Independence Realty Trust Inc.	163,669	1,691
	Saul Centers Inc.	24,117	1,556
	Pennsylvania REIT	140,000	1,553
	Urstadt Biddle Properties Inc. Class A	59,573	1,413
	Armada Hoffler Properties Inc.	90,068	1,392
	Hersha Hospitality Trust Class A	78,841	1,384
	Whitestone REIT	77,087	1,139
	Cedar Realty Trust Inc.	156,708	936
			89,903
Telecommunication Services (1.1%)
*	Vonage Holdings Corp.	414,270	4,217
	Cogent Communications Holdings Inc.	82,953	3,886
*	General Communication Inc. Class A	52,957	2,114
*	Iridium Communications Inc.	166,411	2,055
*	Cincinnati Bell Inc.	84,773	1,840
	Consolidated Communications Holdings Inc.	129,187	1,827
	ATN International Inc.	22,013	1,315

Spok Holdings Inc.			40,047	701
				17,955
Utilities (2.9%)
ALLETE Inc.			101,797	8,195
Spire Inc.			96,740	7,957
Avista Corp.			129,106	6,706
South Jersey Industries Inc.			159,387	5,397
El Paso Electric Co.			81,306	4,951
California Water Service Group			96,208	4,387
American States Water Co.			73,391	4,234
Northwest Natural Gas Co.			57,417	3,970
				45,797
Total Common Stocks (Cost $1,342,573)				1,579,276
	Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
3,4 Vanguard Market Liquidity Fund	1.309%		102,522	10,253

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.107%	12/28/17	50	50
Total Temporary Cash Investments (Cost $10,303)				10,303
Total Investments (100.6%) (Cost $1,352,876)				1,589,579
Other Assets and Liabilities-Net (-0.6%)4				(10,248)
Net Assets (100%)				1,579,331

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,818,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $10,252,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

S&P Small-Cap 600 Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,579,275	—	1
Temporary Cash Investments	10,253	50	—
Total	1,589,528	50	1

C. At November 30, 2017, the cost of investment securities for tax purposes was $1,352,876,000. Net unrealized appreciation of investment securities for tax purposes was $236,703,000, consisting of unrealized gains of $303,303,000 on securities that had risen in value since their purchase and $66,600,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (17.5%)
	Lithia Motors Inc. Class A	16,573	1,944
	Wolverine World Wide Inc.	66,666	1,931
	Boyd Gaming Corp.	56,800	1,811
*	Penn National Gaming Inc.	57,968	1,667
*	Meritage Homes Corp.	26,146	1,437
*	Cooper-Standard Holdings Inc.	11,012	1,388
*	RH	12,967	1,315
	Time Inc.	68,698	1,278
*	American Axle & Manufacturing Holdings Inc.	68,298	1,226
	Group 1 Automotive Inc.	13,524	1,096
	La-Z-Boy Inc.	33,278	1,095
	Core-Mark Holding Co. Inc.	31,956	1,060
	MDC Holdings Inc.	28,631	1,025
	Caleres Inc.	29,657	968
*	Gentherm Inc.	25,412	915
	Gannett Co. Inc.	78,434	899
*	Cavco Industries Inc.	5,848	896
*	G-III Apparel Group Ltd.	28,536	879
*	Asbury Automotive Group Inc.	12,793	842
	Abercrombie & Fitch Co.	46,922	815
	DSW Inc. Class A	37,071	791
	Scholastic Corp.	19,166	788
*,^ JC Penney Co. Inc.		214,367	709
	Guess? Inc.	41,359	682
*	M/I Homes Inc.	18,572	672
	Sturm Ruger & Co. Inc.	12,193	668
	Marriott Vacations Worldwide Corp.	4,811	646
	Standard Motor Products Inc.	14,145	639
	Monro Inc.	12,641	638
	New Media Investment Group Inc.	36,728	638
*	Steven Madden Ltd.	14,325	612
*	EW Scripps Co. Class A	38,282	577
*	Lumber Liquidators Holdings Inc.	19,602	556
*	Crocs Inc.	49,507	541
*	Express Inc.	54,088	527
*	Red Robin Gourmet Burgers Inc.	8,919	467
	BJ's Restaurants Inc.	12,871	460
*	Sleep Number Corp.	12,467	439
	Buckle Inc.	19,543	435
*	Unifi Inc.	11,690	427
	Oxford Industries Inc.	6,147	424
*	Genesco Inc.	13,518	420
	Callaway Golf Co.	28,646	416
	Rent-A-Center Inc.	36,771	413
	Chico's FAS Inc.	46,030	406
*	Regis Corp.	24,010	383
	Sonic Automotive Inc. Class A	17,348	369
*	Monarch Casino & Resort Inc.	7,758	364
*	MarineMax Inc.	16,751	358

Strayer Education Inc.	3,585	356
* Fiesta Restaurant Group Inc.	18,672	353
* Motorcar Parts of America Inc.	12,856	335
Haverty Furniture Cos. Inc.	13,398	323
* Vista Outdoor Inc.	22,041	318
Movado Group Inc.	10,696	314
Tailored Brands Inc.	17,933	302
* American Public Education Inc.	11,211	301
Finish Line Inc. Class A	27,696	299
Sonic Corp.	11,250	287
DineEquity Inc.	6,211	285
* William Lyon Homes Class A	9,294	277
* Ascena Retail Group Inc.	117,056	274
Barnes & Noble Inc.	39,109	270
Superior Industries International Inc.	15,979	267
Cato Corp. Class A	16,339	258
* Career Education Corp.	18,109	240
Ethan Allen Interiors Inc.	7,840	230
Ruth's Hospitality Group Inc.	10,543	226
* Perry Ellis International Inc.	8,711	213
* Fossil Group Inc.	29,792	211
Shoe Carnival Inc.	7,866	211
PetMed Express Inc.	4,973	196
* Barnes & Noble Education Inc.	25,784	156
* Shake Shack Inc. Class A	3,659	150
* Kirkland's Inc.	11,198	146
Fred's Inc. Class A	24,808	127
* Hibbett Sports Inc.	6,340	126
* Vera Bradley Inc.	13,304	118
Big 5 Sporting Goods Corp.	14,392	109
* Ruby Tuesday Inc.	42,287	101
* Biglari Holdings Inc.	289	99
* Nautilus Inc.	6,836	89
* FTD Cos. Inc.	11,613	78
* El Pollo Loco Holdings Inc.	5,939	63
* Vitamin Shoppe Inc.	16,526	62
		47,722
Consumer Staples (2.9%)
* Darling Ingredients Inc.	113,630	2,040
* Cal-Maine Foods Inc.	20,537	1,022
Universal Corp.	17,472	932
J&J Snack Foods Corp.	4,655	703
Andersons Inc.	18,194	588
Bob Evans Farms Inc.	6,598	515
* SUPERVALU Inc.	26,461	484
WD-40 Co.	3,577	427
Coca-Cola Bottling Co. Consolidated	1,698	366
Inter Parfums Inc.	6,151	272
Medifast Inc.	3,113	213
John B Sanfilippo & Son Inc.	3,421	207
* Seneca Foods Corp. Class A	4,749	163
		7,932
Energy (4.0%)
* PDC Energy Inc.	19,541	898
* Oil States International Inc.	35,135	836
* McDermott International Inc.	109,705	797

*	SRC Energy Inc.	87,833	769
*	Noble Corp. plc	168,797	706
*	Exterran Corp.	21,977	673
*	SEACOR Holdings Inc.	11,476	549
*	Newpark Resources Inc.	59,057	523
*	Carrizo Oil & Gas Inc.	25,087	485
*	Unit Corp.	22,257	476
	Green Plains Inc.	26,900	453
*	CONSOL Energy Inc.	17,038	375
*	Helix Energy Solutions Group Inc.	55,545	369
*	Par Pacific Holdings Inc.	17,357	360
	Bristow Group Inc.	22,178	323
*	Matrix Service Co.	18,352	314
*	Denbury Resources Inc.	167,581	293
	Archrock Inc.	27,912	265
*	TETRA Technologies Inc.	53,568	215
*	Cloud Peak Energy Inc.	51,779	214
*	REX American Resources Corp.	1,843	169
*	Bill Barrett Corp.	27,524	161
*	Era Group Inc.	13,962	154
*,^ CARBO Ceramics Inc.		15,256	153
	Gulf Island Fabrication Inc.	9,376	119
*	Tesco Corp.	21,412	87
*	Geospace Technologies Corp.	5,222	77
*	Pioneer Energy Services Corp.	31,715	67
*	Contango Oil & Gas Co.	9,970	24
			10,904
Financials (18.8%)
	Interactive Brokers Group Inc.	49,302	2,813
	Selective Insurance Group Inc.	40,262	2,464
	ProAssurance Corp.	36,836	2,278
	FirstCash Inc.	32,921	2,219
	American Equity Investment Life Holding Co.	61,340	1,946
	Old National Bancorp	92,292	1,684
	Hope Bancorp Inc.	88,702	1,660
	Invesco Mortgage Capital Inc.	76,552	1,352
	Banner Corp.	22,899	1,319
	Horace Mann Educators Corp.	28,058	1,310
	Waddell & Reed Financial Inc. Class A	57,666	1,171
	Employers Holdings Inc.	22,362	1,096
	Columbia Banking System Inc.	23,620	1,089
*	PRA Group Inc.	31,160	1,084
*	Third Point Reinsurance Ltd.	60,028	1,017
	S&T Bancorp Inc.	24,133	1,008
*	Green Dot Corp. Class A	15,351	949
	Apollo Commercial Real Estate Finance Inc.	48,982	914
	Safety Insurance Group Inc.	10,500	865
	Infinity Property & Casualty Corp.	7,614	821
	Community Bank System Inc.	14,646	811
	RLI Corp.	13,369	799
	Navigators Group Inc.	15,465	796
*	Encore Capital Group Inc.	16,338	748
	First Midwest Bancorp Inc.	29,769	743
	CVB Financial Corp.	29,682	730
	ARMOUR Residential REIT Inc.	28,451	720
	United Fire Group Inc.	14,676	705
	Simmons First National Corp. Class A	12,143	703

Great Western Bancorp Inc.	17,007	703
Glacier Bancorp Inc.	16,682	668
^ Banc of California Inc.	29,311	661
Stewart Information Services Corp.	16,378	661
Capstead Mortgage Corp.	66,299	601
Virtus Investment Partners Inc.	4,980	598
* HomeStreet Inc.	18,547	566
Provident Financial Services Inc.	19,189	525
Independent Bank Corp.	6,814	495
* Donnelley Financial Solutions Inc.	23,248	474
* INTL. FCStone Inc.	10,718	470
Northwest Bancshares Inc.	27,576	467
NBT Bancorp Inc.	11,708	455
Westamerica Bancorporation	7,260	449
First Financial Bancorp	15,437	438
* EZCORP Inc. Class A	35,405	427
Financial Engines Inc.	15,248	425
Investment Technology Group Inc.	22,852	411
Boston Private Financial Holdings Inc.	24,363	398
AMERISAFE Inc.	5,577	366
First Commonwealth Financial Corp.	24,210	366
City Holding Co.	5,066	361
* Opus Bank	12,382	345
* Enova International Inc.	23,237	345
WisdomTree Investments Inc.	29,361	338
* World Acceptance Corp.	4,062	337
Fidelity Southern Corp.	15,107	333
Maiden Holdings Ltd.	48,999	318
Brookline Bancorp Inc.	19,554	315
OFG Bancorp	30,319	297
TrustCo Bank Corp. NY	28,508	267
* eHealth Inc.	11,253	258
United Insurance Holdings Corp.	14,154	236
Oritani Financial Corp.	13,245	228
Dime Community Bancshares Inc.	9,110	201
Greenhill & Co. Inc.	9,252	188
HCI Group Inc.	5,613	169
* NMI Holdings Inc. Class A	9,594	164
Bank Mutual Corp.	12,609	135
		51,273
Health Care (10.2%)
* Nektar Therapeutics Class A	45,296	2,446
* Myriad Genetics Inc.	47,212	1,635
* Select Medical Holdings Corp.	73,366	1,295
Chemed Corp.	5,186	1,275
* Spectrum Pharmaceuticals Inc.	62,480	1,225
* Amedisys Inc.	19,621	1,060
* Haemonetics Corp.	17,784	1,028
* Integer Holdings Corp.	19,397	940
CONMED Corp.	17,145	917
* Impax Laboratories Inc.	51,265	854
* HealthEquity Inc.	15,473	803
* Medicines Co.	27,341	793
* Integra LifeSciences Holdings Corp.	15,707	764
* LHC Group Inc.	11,226	738
* Magellan Health Inc.	8,496	718
* Acorda Therapeutics Inc.	32,183	653

*	PharMerica Corp.	21,469	628
*	Diplomat Pharmacy Inc.	32,985	590
*	Inogen Inc.	4,456	574
*	Emergent BioSolutions Inc.	13,049	573
*,^ Lannett Co. Inc.		20,576	544
*	Almost Family Inc.	8,670	515
*	Natus Medical Inc.	12,037	482
*	Providence Service Corp.	7,826	474
*	Quality Systems Inc.	32,348	467
	Kindred Healthcare Inc.	60,031	441
*	AngioDynamics Inc.	25,236	434
*	Tivity Health Inc.	11,683	430
*	Orthofix International NV	7,645	414
	Analogic Corp.	4,818	399
	Invacare Corp.	22,664	398
	Ensign Group Inc.	15,835	384
*	Community Health Systems Inc.	79,168	360
*	Cambrex Corp.	6,998	342
	Abaxis Inc.	6,574	320
	Phibro Animal Health Corp. Class A	7,575	263
	Computer Programs & Systems Inc.	7,687	233
	Meridian Bioscience Inc.	15,432	232
	Aceto Corp.	20,770	220
*	CorVel Corp.	3,760	208
*	Anika Therapeutics Inc.	3,255	179
*	Amphastar Pharmaceuticals Inc.	7,898	155
*	Depomed Inc.	19,327	133
*	Tactile Systems Technology Inc.	4,300	128
*	Quorum Health Corp.	19,701	92
			27,756
Industrials (18.6%)
*	Moog Inc. Class A	22,283	1,874
	SkyWest Inc.	35,764	1,862
	Korn/Ferry International	39,886	1,749
	Mueller Industries Inc.	39,754	1,447
*	SPX FLOW Inc.	29,180	1,306
*	FTI Consulting Inc.	27,279	1,173
	Kaman Corp.	19,247	1,148
	Comfort Systems USA Inc.	25,724	1,105
*	Hub Group Inc. Class A	23,091	1,104
*	On Assignment Inc.	17,122	1,095
	Cubic Corp.	17,218	1,067
	Interface Inc. Class A	42,469	1,060
	Triumph Group Inc.	34,234	1,058
*	Atlas Air Worldwide Holdings Inc.	17,429	1,007
	Barnes Group Inc.	15,036	996
	Greenbrier Cos. Inc.	19,664	983
	Hillenbrand Inc.	21,305	970
	Standex International Corp.	8,814	943
*	SPX Corp.	29,245	933
	AAR Corp.	22,211	924
	Healthcare Services Group Inc.	17,167	891
	Federal Signal Corp.	41,356	889
	Matson Inc.	29,745	868
	ABM Industries Inc.	19,906	852
	Universal Forest Products Inc.	21,132	828
*	TrueBlue Inc.	28,975	824

Wabash National Corp.	40,713	820
General Cable Corp.	34,324	738
Briggs & Stratton Corp.	29,496	734
UniFirst Corp.	4,468	731
ArcBest Corp.	17,734	671
Encore Wire Corp.	14,320	667
* Aegion Corp. Class A	22,773	629
Watts Water Technologies Inc. Class A	8,440	628
EnPro Industries Inc.	7,207	622
Kelly Services Inc. Class A	20,929	610
Mobile Mini Inc.	16,767	602
* Aerojet Rocketdyne Holdings Inc.	18,650	587
Franklin Electric Co. Inc.	12,511	579
Applied Industrial Technologies Inc.	8,890	569
Actuant Corp. Class A	21,416	565
* Harsco Corp.	28,848	521
* Chart Industries Inc.	10,609	516
Albany International Corp.	7,775	503
* Echo Global Logistics Inc.	18,504	500
* Saia Inc.	7,374	485
* American Woodmark Corp.	4,636	462
Exponent Inc.	6,052	457
RR Donnelley & Sons Co.	48,297	454
Titan International Inc.	34,184	409
Apogee Enterprises Inc.	8,161	408
Raven Industries Inc.	10,460	400
LSC Communications Inc.	24,069	394
Forward Air Corp.	6,896	392
Matthews International Corp. Class A	6,661	377
Brady Corp. Class A	9,226	361
National Presto Industries Inc.	3,461	359
* Engility Holdings Inc.	12,176	355
* Aerovironment Inc.	7,611	347
Lindsay Corp.	3,592	337
Heidrick & Struggles International Inc.	12,959	324
Resources Connection Inc.	19,368	311
* DXP Enterprises Inc.	10,925	304
AZZ Inc.	6,279	302
Alamo Group Inc.	2,500	295
Tennant Co.	4,429	291
Heartland Express Inc.	12,759	291
* Team Inc.	20,584	283
CIRCOR International Inc.	5,579	270
Marten Transport Ltd.	13,343	269
Multi-Color Corp.	3,262	250
Essendant Inc.	25,890	244
* Veritiv Corp.	7,685	209
* Roadrunner Transportation Systems Inc.	21,807	187
Powell Industries Inc.	6,048	170
		50,745
Information Technology (11.9%)
* CACI International Inc. Class A	16,876	2,227
* Sanmina Corp.	51,994	1,768
* Viavi Solutions Inc.	156,973	1,471
* Plexus Corp.	23,179	1,449
* Anixter International Inc.	19,949	1,426
* Benchmark Electronics Inc.	34,441	1,050

*	OSI Systems Inc.	12,115	1,050
*	Insight Enterprises Inc.	24,688	963
	ManTech International Corp. Class A	17,728	904
*	SolarEdge Technologies Inc.	24,388	888
*	Sykes Enterprises Inc.	27,593	878
*	Virtusa Corp.	18,780	870
*	Diodes Inc.	26,405	774
	MTS Systems Corp.	11,698	654
*	Blucora Inc.	30,997	637
*	Cray Inc.	27,850	634
*	ScanSource Inc.	17,547	632
*	Rogers Corp.	3,760	606
	Brooks Automation Inc.	23,580	587
*	Kulicke & Soffa Industries Inc.	23,543	585
*	Semtech Corp.	16,898	575
*	Electro Scientific Industries Inc.	22,859	547
	Methode Electronics Inc.	11,427	538
*	ExlService Holdings Inc.	8,129	499
*	Electronics For Imaging Inc.	16,029	493
*	NETGEAR Inc.	9,376	483
*	Perficient Inc.	24,226	469
	Cohu Inc.	19,288	439
	Monotype Imaging Holdings Inc.	16,981	428
*	MicroStrategy Inc. Class A	2,988	409
*	Bottomline Technologies de Inc.	12,220	407
	TeleTech Holdings Inc.	9,804	397
	CSG Systems International Inc.	8,573	393
*	ePlus Inc.	4,692	381
*,^ Applied Optoelectronics Inc.		8,522	372
*	Photronics Inc.	36,539	353
	Comtech Telecommunications Corp.	16,261	352
*	CalAmp Corp.	13,919	318
*	Control4 Corp.	9,495	316
*	FARO Technologies Inc.	5,419	283
*	Super Micro Computer Inc.	12,839	283
	ADTRAN Inc.	12,202	282
*	Barracuda Networks Inc.	9,999	276
*	Veeco Instruments Inc.	16,701	270
*	QuinStreet Inc.	24,440	261
	Daktronics Inc.	26,886	258
	Park Electrochemical Corp.	13,122	251
*	Harmonic Inc.	56,453	237
*	LivePerson Inc.	20,933	232
*	KEMET Corp.	13,493	208
*	DSP Group Inc.	15,443	201
*	Digi International Inc.	18,309	188
*	Axcelis Technologies Inc.	5,199	166
*	VASCO Data Security International Inc.	11,913	160
*	XO Group Inc.	8,044	155
*	Agilysys Inc.	10,641	130
*	Liquidity Services Inc.	17,433	100
	Bel Fuse Inc. Class B	3,040	82
*	PDF Solutions Inc.	4,400	80
*	Kopin Corp.	23,232	75
*	DHI Group Inc.	20,713	38
	Black Box Corp.	2,860	10
			32,448

Materials (6.3%)
	HB Fuller Co.	34,861	1,972
	KapStone Paper and Packaging Corp.	60,181	1,338
	Kaiser Aluminum Corp.	11,671	1,130
	Boise Cascade Co.	26,583	1,023
	Schweitzer-Mauduit International Inc.	21,185	959
*	AdvanSix Inc.	20,995	904
	Calgon Carbon Corp.	35,042	757
	Materion Corp.	13,826	676
	Rayonier Advanced Materials Inc.	35,517	667
	PH Glatfelter Co.	30,066	625
	Innospec Inc.	8,493	606
*	Clearwater Paper Corp.	11,337	538
*	SunCoke Energy Inc.	44,362	505
*	AK Steel Holding Corp.	95,551	465
*	Century Aluminum Co.	34,334	455
	A Schulman Inc.	11,574	439
	Stepan Co.	5,047	419
*	TimkenSteel Corp.	26,939	407
	Neenah Paper Inc.	4,058	363
	American Vanguard Corp.	18,081	360
	Tredegar Corp.	17,548	346
	Myers Industries Inc.	15,029	321
	Deltic Timber Corp.	3,069	283
	Haynes International Inc.	8,630	277
*	US Concrete Inc.	3,322	269
*	Koppers Holdings Inc.	5,294	264
	FutureFuel Corp.	17,505	263
	Innophos Holdings Inc.	3,795	176
*	LSB Industries Inc.	13,995	126
	Olympic Steel Inc.	6,317	126
*	Flotek Industries Inc.	23,072	109
	Hawkins Inc.	2,568	99
			17,267
Other (0.0%)2
*,3 Gerber Scientific Inc. CVR		1,604	—

Real Estate (4.1%)
	Government Properties Income Trust	66,361	1,238
	Chesapeake Lodging Trust	41,457	1,196
	Kite Realty Group Trust	57,668	1,109
	Acadia Realty Trust	32,896	922
	DiamondRock Hospitality Co.	66,328	742
	RE/MAX Holdings Inc. Class A	12,210	651
	PS Business Parks Inc.	4,796	636
^	CBL & Associates Properties Inc.	90,885	512
	Retail Opportunity Investments Corp.	24,980	489
	LTC Properties Inc.	9,281	425
	Independence Realty Trust Inc.	39,426	407
	Franklin Street Properties Corp.	35,507	387
	HFF Inc. Class A	8,343	377
	Chatham Lodging Trust	15,594	354
	Cedar Realty Trust Inc.	53,997	322
	Pennsylvania REIT	27,458	304
	Armada Hoffler Properties Inc.	17,972	278
	Universal Health Realty Income Trust	2,932	219
	Hersha Hospitality Trust Class A	11,665	205

	Ramco-Gershenson Properties Trust			12,116	175
	Saul Centers Inc.			2,586	167
	Whitestone REIT			6,742	99
					11,214
	Telecommunication Services (1.2%)
*	Vonage Holdings Corp.			84,205	857
*	General Communication Inc. Class A			18,239	728
*	Iridium Communications Inc.			57,271	707
*	Cincinnati Bell Inc.			12,222	265
	Spok Holdings Inc.			13,781	241
	ATN International Inc.			3,802	227
	Consolidated Communications Holdings Inc.			16,010	227
					3,252
	Utilities (4.3%)
	ALLETE Inc.			35,088	2,825
	Spire Inc.			33,292	2,738
	Avista Corp.			44,434	2,308
	El Paso Electric Co.			28,003	1,706
	Northwest Natural Gas Co.			19,772	1,367
	American States Water Co.			13,144	758
					11,702
	Total Common Stocks (Cost $240,647)				272,215
		Coupon
	Temporary Cash Investments (0.7%)1
	Money Market Fund (0.6%)
	4,5 Vanguard Market Liquidity Fund	1.309%		18,430	1,843

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.169%	3/22/18	150	150
	Total Temporary Cash Investments (Cost $1,993)				1,993
	Total Investments (100.5%) (Cost $242,640)				274,208
	Other Assets and Liabilities-Net (-0.5%)5				(1,279)
	Net Assets (100%)				272,929

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,036,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,102,000 of collateral received for securities on loan.
6 Securities with a value of $149,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	11	850	24

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	272,215	—	—
Temporary Cash Investments	1,843	150	—
Futures Contracts—Assets[1]	2	—	—
Total	274,060	150	—
1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Value Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $242,640,000. Net unrealized appreciation of investment securities for tax purposes was $31,568,000, consisting of unrealized gains of $47,327,000 on securities that had risen in value since their purchase and $15,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (13.1%)
*	Five Below Inc.	42,195	2,608
	LCI Industries	19,055	2,494
*	Scientific Games Corp. Class A	40,330	2,123
*	TopBuild Corp.	27,169	1,847
	Children's Place Inc.	13,487	1,792
*	Ollie's Bargain Outlet Holdings Inc.	37,555	1,782
	Marriott Vacations Worldwide Corp.	13,059	1,753
*	Dave & Buster's Entertainment Inc.	32,158	1,705
*	Dorman Products Inc.	23,183	1,584
*	iRobot Corp.	21,154	1,452
*	Installed Building Products Inc.	16,076	1,239
	Winnebago Industries Inc.	21,972	1,203
	Nutrisystem Inc.	22,958	1,165
*	Shutterfly Inc.	25,506	1,127
*	Fox Factory Holding Corp.	28,611	1,116
*	Steven Madden Ltd.	24,828	1,061
*	LGI Homes Inc.	13,222	928
	Wingstop Inc.	22,152	868
	World Wrestling Entertainment Inc. Class A	29,929	853
*	Belmond Ltd. Class A	64,138	795
	Capella Education Co.	8,905	760
*	Sleep Number Corp.	17,579	619
*	Universal Electronics Inc.	11,067	588
	Callaway Golf Co.	40,381	586
	Monro Inc.	11,009	555
	Sonic Corp.	19,496	498
	Oxford Industries Inc.	6,041	417
	Chico's FAS Inc.	47,080	415
	Marcus Corp.	14,655	412
	Strayer Education Inc.	4,112	408
	PetMed Express Inc.	10,250	403
*	Shake Shack Inc. Class A	9,796	403
*	Career Education Corp.	29,917	397
*	Chuy's Holdings Inc.	12,976	323
	DineEquity Inc.	6,829	313
	Ethan Allen Interiors Inc.	10,582	311
	DSW Inc. Class A	14,324	306
*	Zumiez Inc.	13,869	302
	Tailored Brands Inc.	17,706	298
*	Vista Outdoor Inc.	19,282	278
*	William Lyon Homes Class A	7,803	233
	Ruth's Hospitality Group Inc.	10,702	230
	Tile Shop Holdings Inc.	25,968	216
*	Nautilus Inc.	16,040	210
*	Francesca's Holdings Corp.	28,174	209
*	Hibbett Sports Inc.	8,932	178
*	Biglari Holdings Inc.	463	159

* El Pollo Loco Holdings Inc.	10,176	107
		39,629
Consumer Staples (2.8%)
^ B&G Foods Inc.	50,829	1,967
* Central Garden & Pet Co. Class A	26,697	1,030
J&J Snack Foods Corp.	6,303	952
Calavo Growers Inc.	12,064	922
WD-40 Co.	6,751	806
SpartanNash Co.	28,490	722
Bob Evans Farms Inc.	7,898	616
Coca-Cola Bottling Co. Consolidated	1,677	362
Medifast Inc.	4,540	311
* Central Garden & Pet Co.	7,847	311
Inter Parfums Inc.	6,321	280
John B Sanfilippo & Son Inc.	2,872	174
		8,453
Energy (2.4%)
US Silica Holdings Inc.	62,079	2,059
* PDC Energy Inc.	28,704	1,319
* SRC Energy Inc.	82,904	726
* McDermott International Inc.	95,511	693
* Carrizo Oil & Gas Inc.	31,346	606
* Unit Corp.	15,826	339
* Helix Energy Solutions Group Inc.	44,321	295
Archrock Inc.	23,443	223
* REX American Resources Corp.	2,385	218
* Denbury Resources Inc.	122,438	214
* Bill Barrett Corp.	27,813	163
* TETRA Technologies Inc.	29,296	118
* Geospace Technologies Corp.	4,535	66
* Pioneer Energy Services Corp.	24,883	52
* Tesco Corp.	12,315	50
* Contango Oil & Gas Co.	6,705	16
		7,157
Financials (15.2%)
Evercore Inc. Class A	30,006	2,606
^ First Financial Bankshares Inc.	50,579	2,400
* LendingTree Inc.	5,780	1,745
Glacier Bancorp Inc.	41,140	1,648
United Community Banks Inc.	55,806	1,604
ServisFirst Bancshares Inc.	34,393	1,444
Ameris Bancorp	28,384	1,408
Columbia Banking System Inc.	29,542	1,362
LegacyTexas Financial Group Inc.	32,296	1,352
Community Bank System Inc.	22,409	1,241
* Pacific Premier Bancorp Inc.	30,476	1,207
* BofI Holding Inc.	42,785	1,183
First Midwest Bancorp Inc.	45,550	1,137
CVB Financial Corp.	45,419	1,117
* Green Dot Corp. Class A	17,705	1,094
Great Western Bancorp Inc.	26,023	1,075
* Walker & Dunlop Inc.	21,738	1,071
Independent Bank Corp.	13,390	973
Simmons First National Corp. Class A	16,389	949
RLI Corp.	14,816	885
Financial Engines Inc.	31,380	876

First Financial Bancorp	30,406	862
Piper Jaffray Cos.	10,861	853
Tompkins Financial Corp.	9,447	837
Northwest Bancshares Inc.	47,793	809
NBT Bancorp Inc.	20,289	788
Hanmi Financial Corp.	24,773	787
Southside Bancshares Inc.	21,085	763
Central Pacific Financial Corp.	23,269	749
Westamerica Bancorporation	12,068	746
First Commonwealth Financial Corp.	47,690	720
National Bank Holdings Corp. Class A	20,421	693
* First BanCorp	138,669	691
Provident Financial Services Inc.	24,962	682
Universal Insurance Holdings Inc.	24,773	654
WisdomTree Investments Inc.	55,393	637
Northfield Bancorp Inc.	35,476	629
Meta Financial Group Inc.	6,689	628
Boston Private Financial Holdings Inc.	37,278	610
* Customers Bancorp Inc.	22,015	597
Brookline Bancorp Inc.	36,893	594
AMERISAFE Inc.	8,534	560
* NMI Holdings Inc. Class A	30,052	512
City Holding Co.	6,349	452
TrustCo Bank Corp. NY	42,034	393
Apollo Commercial Real Estate Finance Inc.	19,070	356
Dime Community Bancshares Inc.	13,279	293
Oritani Financial Corp.	15,106	261
Bank Mutual Corp.	18,499	198
Greenhill & Co. Inc.	8,361	170
		45,901
Health Care (15.8%)
* Nektar Therapeutics Class A	69,307	3,742
Cantel Medical Corp.	27,110	2,887
* Neogen Corp.	29,202	2,450
* ICU Medical Inc.	11,454	2,444
* Ligand Pharmaceuticals Inc.	15,992	2,109
* AMN Healthcare Services Inc.	36,651	1,840
* Merit Medical Systems Inc.	38,319	1,665
Chemed Corp.	6,479	1,593
* Integra LifeSciences Holdings Corp.	30,940	1,504
* Omnicell Inc.	28,632	1,500
* Supernus Pharmaceuticals Inc.	38,754	1,465
* Haemonetics Corp.	20,507	1,185
* HealthEquity Inc.	21,823	1,132
* Varex Imaging Corp.	28,695	1,064
* HMS Holdings Corp.	64,244	1,062
* Inogen Inc.	8,054	1,037
* Repligen Corp.	28,657	1,016
* MiMedx Group Inc.	79,095	915
* Cambrex Corp.	17,265	843
* Momenta Pharmaceuticals Inc.	58,271	804
* OraSure Technologies Inc.	45,450	752
* Innoviva Inc.	56,843	746
* Magellan Health Inc.	8,691	734
US Physical Therapy Inc.	9,619	703
* BioTelemetry Inc.	23,501	682
Luminex Corp.	31,331	669

*	Enanta Pharmaceuticals Inc.	10,916	542
*	Emergent BioSolutions Inc.	12,305	541
*	Medicines Co.	18,567	538
*	CryoLife Inc.	25,568	520
*	Lantheus Holdings Inc.	22,611	507
	Abaxis Inc.	10,094	492
*	ANI Pharmaceuticals Inc.	6,852	487
*	Tivity Health Inc.	12,945	476
*	HealthStream Inc.	19,501	464
	Ensign Group Inc.	19,038	462
*	Heska Corp.	4,973	427
*	Anika Therapeutics Inc.	7,620	420
*	Natus Medical Inc.	10,478	420
*	Eagle Pharmaceuticals Inc.	6,520	385
*	Cross Country Healthcare Inc.	27,898	381
	LeMaitre Vascular Inc.	11,491	378
*	AMAG Pharmaceuticals Inc.	26,925	376
*	Amphastar Pharmaceuticals Inc.	18,627	365
	Analogic Corp.	4,223	350
*	Cytokinetics Inc.	38,562	332
*	Surmodics Inc.	9,947	329
*	Progenics Pharmaceuticals Inc.	53,936	312
*	Orthofix International NV	5,406	293
*	Sucampo Pharmaceuticals Inc. Class A	19,272	245
	Meridian Bioscience Inc.	15,233	229
	Phibro Animal Health Corp. Class A	6,333	220
*	Tactile Systems Technology Inc.	6,342	189
*	Depomed Inc.	26,805	184
*	CorVel Corp.	3,121	172
			47,579
Industrials (19.9%)
	John Bean Technologies Corp.	24,174	2,895
*	Trex Co. Inc.	22,480	2,647
	Tetra Tech Inc.	43,228	2,161
*	WageWorks Inc.	30,347	1,947
	Simpson Manufacturing Co. Inc.	32,162	1,929
*	Mercury Systems Inc.	36,774	1,919
	Healthcare Services Group Inc.	36,923	1,917
*	Proto Labs Inc.	18,920	1,820
	Hawaiian Holdings Inc.	40,943	1,767
	Insperity Inc.	14,183	1,672
	Allegiant Travel Co. Class A	9,584	1,457
	Barnes Group Inc.	21,203	1,405
	ESCO Technologies Inc.	19,746	1,290
	Applied Industrial Technologies Inc.	19,998	1,279
*	Patrick Industries Inc.	12,171	1,232
*	On Assignment Inc.	18,972	1,213
*	Aerojet Rocketdyne Holdings Inc.	36,741	1,157
	AAON Inc.	30,961	1,128
	Hillenbrand Inc.	24,573	1,119
	UniFirst Corp.	6,839	1,118
	Brady Corp. Class A	26,286	1,028
*,^ Axon Enterprise Inc.		40,385	1,005
	Exponent Inc.	13,014	983
	Matthews International Corp. Class A	17,224	976
	Universal Forest Products Inc.	23,417	917
	Viad Corp.	15,602	899

Watts Water Technologies Inc. Class A	11,907	886
Forward Air Corp.	15,519	883
Albany International Corp.	13,478	872
ABM Industries Inc.	20,307	869
US Ecology Inc.	16,687	859
Astec Industries Inc.	14,638	810
* Gibraltar Industries Inc.	24,158	795
* Saia Inc.	11,284	742
* Lydall Inc.	13,175	725
Franklin Electric Co. Inc.	15,635	724
EnPro Industries Inc.	8,313	718
* Navigant Consulting Inc.	35,722	685
Apogee Enterprises Inc.	13,011	651
AZZ Inc.	12,916	621
* PGT Innovations Inc.	37,964	621
Raven Industries Inc.	16,006	611
Actuant Corp. Class A	21,905	578
* American Woodmark Corp.	5,795	577
Quanex Building Products Corp.	26,331	577
* Chart Industries Inc.	11,798	574
Tennant Co.	8,719	574
Heartland Express Inc.	24,071	550
Mobile Mini Inc.	15,201	546
Griffon Corp.	23,120	540
Multi-Color Corp.	7,014	537
* Harsco Corp.	29,567	534
Alamo Group Inc.	4,513	532
* MYR Group Inc.	12,653	450
Lindsay Corp.	4,164	391
Insteel Industries Inc.	13,818	381
* Aerovironment Inc.	7,787	355
Forrester Research Inc.	7,494	348
CIRCOR International Inc.	6,463	313
Marten Transport Ltd.	14,855	299
* Vicor Corp.	12,397	280
* Orion Group Holdings Inc.	21,359	166
		60,054
Information Technology (16.3%)
* Lumentum Holdings Inc.	46,993	2,540
* Advanced Energy Industries Inc.	30,532	2,289
* Stamps.com Inc.	12,021	2,024
* II-VI Inc.	42,568	2,018
Cabot Microelectronics Corp.	19,345	1,863
Power Integrations Inc.	22,750	1,786
* Itron Inc.	26,034	1,678
TiVo Corp.	93,201	1,659
* Rogers Corp.	9,725	1,567
Progress Software Corp.	36,913	1,526
* Qualys Inc.	24,094	1,419
Ebix Inc.	16,829	1,301
* Rambus Inc.	83,531	1,236
* MaxLinear Inc.	46,289	1,222
* TTM Technologies Inc.	70,043	1,144
* Gigamon Inc.	28,604	1,111
* Semtech Corp.	31,882	1,086
Badger Meter Inc.	22,257	1,033
* ExlService Holdings Inc.	16,733	1,027

*	8x8 Inc.	70,194	990
*	Oclaro Inc.	128,924	918
*	Fabrinet	28,563	911
	NIC Inc.	50,654	841
*	CEVA Inc.	16,791	798
	CSG Systems International Inc.	16,174	742
	Xperi Corp.	37,853	730
	Methode Electronics Inc.	15,477	729
*	NETGEAR Inc.	13,770	709
*	Kulicke & Soffa Industries Inc.	28,260	702
	CTS Corp.	25,112	684
	Brooks Automation Inc.	27,196	677
*	SPS Commerce Inc.	13,166	664
*	Cardtronics plc Class A	34,899	654
*	Shutterstock Inc.	14,031	596
*	Rudolph Technologies Inc.	24,111	586
*	Axcelis Technologies Inc.	18,071	578
*	Electronics For Imaging Inc.	17,761	546
*	Barracuda Networks Inc.	19,695	545
	ADTRAN Inc.	23,020	532
*	MicroStrategy Inc. Class A	3,887	532
*	Nanometrics Inc.	19,403	488
*	Bottomline Technologies de Inc.	14,092	470
*	ePlus Inc.	5,633	457
*	FARO Technologies Inc.	6,797	355
*	KEMET Corp.	22,450	346
	Monotype Imaging Holdings Inc.	13,178	332
*	Super Micro Computer Inc.	14,878	328
*	Synchronoss Technologies Inc.	32,367	325
*	Veeco Instruments Inc.	18,434	298
*	PDF Solutions Inc.	16,400	297
*	CalAmp Corp.	11,677	267
*,^ Applied Optoelectronics Inc.		5,273	230
*	LivePerson Inc.	18,177	202
*	XO Group Inc.	9,722	188
*	Control4 Corp.	4,268	142
*	VASCO Data Security International Inc.	9,845	132
*	Photronics Inc.	12,216	118
	Bel Fuse Inc. Class B	4,195	113
*	Kopin Corp.	20,856	67
*	DHI Group Inc.	14,303	26
			49,374
Materials (4.3%)
*	Ingevity Corp.	32,183	2,561
	Balchem Corp.	24,431	2,132
	Quaker Chemical Corp.	10,176	1,677
*	Kraton Corp.	23,815	1,120
	Stepan Co.	9,523	791
	Neenah Paper Inc.	8,351	747
*	AK Steel Holding Corp.	134,748	656
	Innospec Inc.	9,041	645
*,^ US Concrete Inc.		7,819	632
	Innophos Holdings Inc.	10,775	499
*	Koppers Holdings Inc.	9,992	499
	Deltic Timber Corp.	4,893	452
	A Schulman Inc.	9,719	369
	Hawkins Inc.	4,476	172

* Flotek Industries Inc.			18,577	88
				13,040
Real Estate (7.2%)
EastGroup Properties Inc.			26,225	2,467
Lexington Realty Trust			165,537	1,732
PS Business Parks Inc.			9,871	1,309
American Assets Trust Inc.			31,691	1,247
Four Corners Property Trust Inc.			46,778	1,221
Summit Hotel Properties Inc.			79,676	1,204
Retail Opportunity Investments Corp.			56,198	1,100
Agree Realty Corp.			21,892	1,082
CareTrust REIT Inc.			58,020	1,057
LTC Properties Inc.			19,960	915
National Storage Affiliates Trust			33,831	901
DiamondRock Hospitality Co.			79,619	891
HFF Inc. Class A			18,769	847
Acadia Realty Trust			27,499	771
Getty Realty Corp.			25,005	712
Ramco-Gershenson Properties Trust			47,319	682
Urstadt Biddle Properties Inc. Class A			22,727	539
Universal Health Realty Income Trust			6,308	472
Franklin Street Properties Corp.			42,623	464
Saul Centers Inc.			6,323	408
Chatham Lodging Trust			16,527	375
Whitestone REIT			21,922	324
Hersha Hospitality Trust Class A			17,005	298
Pennsylvania REIT			23,034	256
Armada Hoffler Properties Inc.			14,489	224
Independence Realty Trust Inc.			18,593	192
CBL & Associates Properties Inc.			30,222	170
				21,860
Telecommunication Services (1.1%)
Cogent Communications Holdings Inc.			31,602	1,481
* Vonage Holdings Corp.			64,837	660
Consolidated Communications Holdings Inc.			31,538	446
* Cincinnati Bell Inc.			18,771	407
ATN International Inc.			4,214	252
				3,246
Utilities (1.5%)
South Jersey Industries Inc.			60,751	2,057
California Water Service Group			36,674	1,672
American States Water Co.			13,445	776
				4,505
Total Common Stocks (Cost $252,169)				300,798
	Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	1.309%		15,348	1,535

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.4%)
United States Treasury Bill	1.209%	2/8/18	100	100

4 United States Treasury Bill	1.093%	2/22/18	1,000	997
				1,097
Total Temporary Cash Investments (Cost $2,632)				2,632
Total Investments (100.5%) (Cost $254,801)				303,430
Other Assets and Liabilities-Net (-0.5%)3				(1,549)
Net Assets (100%)				301,881

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,422,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,470,000 of collateral received for securities on loan.
4 Securities with a value of $150,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	17	1,314	102

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	300,798	—	—
Temporary Cash Investments	1,535	1,097	—
Futures Contracts—Assets[1]	4	—	—
Total	302,337	1,097	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At November 30, 2017, the cost of investment securities for tax purposes was $254,801,000. Net unrealized appreciation of investment securities for tax purposes was $48,629,000, consisting of unrealized gains of $60,831,000 on securities that had risen in value since their purchase and $12,202,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ MORTIMER J. BUCKLEY
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ MORTIMER J. BUCKLEY
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2018
VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2018

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.